DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS Alabama Municipal Bonds September 30, 2022

Bond Description			Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
32.08% of Net Assets
AL Federal Aid Highway Finance Authority			4.000%	06/01/2037	AAA*	$250,000	$258,225
AL State Highway Finance Corporation			5.000	08/01/2040	Aa2	250,000	264,765
Alabaster AL Board of Education Special Tax Warrants	*	*	5.000	09/01/2039	A1	600,000	618,804
Auburn AL Waterworks Board Water Revenue			5.000	09/01/2036	Aa2	250,000	260,950
Birmingham AL Waterworks	*	*	5.000	01/01/2038	Aa2	250,000	251,180
Birmingham AL Waterworks			5.000	01/01/2040	Aa2	150,000	155,982
Decatur City AL Board of Education Special Tax			5.000	02/01/2040	Aa2	225,000	234,295
Jasper AL Warrants			5.000	03/01/2031	A2	250,000	256,435
Jasper AL Warrants			5.000	03/01/2032	A2	450,000	461,583
Limestone County AL Board of Education			5.000	07/01/2033	AA*	255,000	262,663
Limestone County AL Water & Sewer Authority			5.000	12/01/2033	AA-*	300,000	307,272
Limestone County AL Water & Sewer Authority			4.750	12/01/2033	AA*	290,000	306,939
Limestone County AL Water & Sewer Authority			5.000	12/01/2034	AA-*	250,000	255,318
Madison AL Warrants			5.000	04/01/2035	Aa2	350,000	365,208
Northport AL Warrants	*	*	5.000	08/01/2040	AA*	735,000	758,775
Trussville AL Warrants			5.000	10/01/2039	NR	445,000	453,152
Trussville AL Warrants	*	*	5.000	10/01/2039	Aa2	775,000	789,431
Tuscaloosa AL Warrants			5.000	01/01/2032	Aa1	350,000	357,658
Tuscaloosa AL Warrants			5.000	07/01/2034	Aa1	300,000	309,483
Tuscaloosa County AL Board of Education Special Tax School Warrants			5.000	02/01/2036	Aa3	250,000	267,865
Tuscaloosa County AL Board of Education Special Tax School Warrants			5.000	02/01/2037	Aa3	250,000	267,865
University of AL Birmingham			5.000	10/01/2037	Aa2	225,000	228,697

							7,692,545
SCHOOL IMPROVEMENT BONDS
19.40% of Net Assets
Athens AL Warrants			3.000	05/01/2041	Aa3	125,000	97,143
Bibb County AL Board of Education Special Tax			4.000	04/01/2032	AA*	380,000	373,802
Cherokee County AL Board of Education Special Tax Warrants			4.250	12/01/2042	A1	150,000	143,901
Cherokee County AL Board of Education Tax Warrants			4.000	12/01/2034	A1	310,000	294,187
Elmore County AL Board of Education			4.000	08/01/2038	Aa3	250,000	231,388
Florence AL City Board of Education Special Tax School Warrants			4.000	03/01/2046	Aa3	225,000	193,313
Guntersville AL Warrants			3.000	08/01/2040	AA-*	250,000	196,725
Houston County AL Board of Education Special Tax School Warrants			3.000	12/01/2037	AA*	250,000	205,453
Jackson County AL Board of Education School Tax Warrants			3.000	03/01/2038	AA*	350,000	285,579
Jefferson County AL Board of Education Public School Warrants			4.000	02/01/2042	A1	325,000	289,071
Jefferson County AL Public Schools			4.000	02/01/2038	A1	165,000	152,298
Madison AL Board of Education Special Tax School Warrants			4.000	02/01/2041	Aa3	370,000	332,482
Madison County AL Board of Education Capital Outlay	*	*	5.000	09/01/2031	Aa3	660,000	691,406
Marshall County AL Board of Education Special Tax School Warrants			4.000	03/01/2033	A1	250,000	243,338
Mountain Brook AL City Board of Education			3.000	03/01/2042	Aa1	250,000	195,983
Oxford AL Board of Education School Tax Warrants			4.000	05/01/2045	Aa3	350,000	301,655
Pell City AL Warrants			4.500	02/01/2042	AA*	200,000	189,346
Saint Clair County AL Board of Education Special Tax Warrants			3.000	02/01/2038	A1	250,000	204,873
Troy AL Public Educational Building Authority			5.250	12/01/2036	A1	30,000	30,029

							4,651,972
PUBLIC FACILITIES REVENUE BONDS
13.61% of Net Assets
Adamsville AL Warrants			3.000	09/01/2045	AA*	250,000	188,430
AL State Corrections Institution Finance Authority			5.000	07/01/2042	Aa2	350,000	357,014
Anniston AL Public Building Authority DHR Project			5.250	05/01/2030	AA-*	50,000	50,080
Anniston AL Public Building Authority DHR Project			5.500	05/01/2033	AA-*	200,000	200,182
Bessemer AL Public Educational Building Authority Revenue			5.000	07/01/2030	AA*	140,000	140,104
Birmingham Jefferson AL Civic Center Authority Revenue			5.000	05/01/2037	Aa3	500,000	525,045
Birmingham Jefferson AL Civic Center Authority Revenue			5.000	05/01/2038	Aa3	250,000	261,885
Boaz AL Warrants			4.000	02/01/2037	AA*	250,000	232,378
Bullock County AL Public Building Authority			4.000	10/01/2038	AA-*	500,000	506,835
Montgomery County AL Public Building Authority			5.000	03/01/2036	Aa2	350,000	371,492
Phenix City AL Public Building Authority			4.000	10/01/2035	AA-*	100,000	95,498
Phenix City AL Public Building Authority			4.000	10/01/2037	AA-*	120,000	111,642
Saint Clair County AL Public Building Authority			4.000	02/01/2041	AA-*	250,000	224,650

							3,265,235
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
12.04% of Net Assets
AL Community College System Gadsden State Community College			5.000	06/01/2038	A1	325,000	341,419
Auburn University AL General Fee Revenue			4.000	06/01/2036	Aa2	380,000	370,979
Troy University AL Facilities Revenue			5.000	11/01/2028	A1	250,000	259,438
Troy University AL Facilities Revenue			4.000	11/01/2032	A1	300,000	302,883
Troy University AL Facilities Revenue			5.000	11/01/2037	A1	200,000	210,620
University of AL General Fee Revenue			5.000	09/01/2037	Aa3	250,000	263,310
University of AL Huntsville General Fee Revenue			5.000	09/01/2038	Aa3	435,000	456,858
University of AL Huntsville General Fee Revenue			5.000	09/01/2038	Aa3	500,000	526,915
University of South AL			5.000	04/01/2044	A1	150,000	155,988

							2,888,410

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS Alabama Municipal Bonds September 30, 2022

Bond Description			Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
11.68% of Net Assets
Athens AL Water & Sewer			4.000%	05/01/2039	A1	$200,000	$183,558
Athens AL Water & Sewer			4.000	05/01/2040	A1	100,000	91,011
Berry AL Water & Sewer Revenue			4.000	09/01/2039	AA*	250,000	246,665
Birmingham AL Waterworks			4.000	01/01/2037	Aa2	250,000	241,538
Birmingham AL Waterworks			4.000	01/01/2041	Aa2	225,000	209,225
Coosa Valley Water Supply			4.000	10/01/2036	AA-*	150,000	140,195
Limestone County AL Water & Sewer Authority			4.750	12/01/2035	AA*	400,000	405,820
Opelika AL Utilities Board			4.000	06/01/2039	Aa3	250,000	231,558
Prattville AL Sewer Warrants			4.000	11/01/2042	AA-*	375,000	347,087
Scottsboro AL Waterworks Sewer & Gas			4.000	08/01/2040	AA*	150,000	134,886
Talladega AL Water & Sewer Revenue			3.000	09/01/2046	AA*	250,000	177,370
Tuskegee AL Utilities Board			3.000	08/01/2037	A1	260,000	218,611
Warrior River AL Water Authority			4.000	08/01/2043	AA*	200,000	174,284

							2,801,808
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
5.10% of Net Assets
Arab AL			3.000	12/01/2041	AA*	250,000	193,210
Birmingham AL Warrants			4.000	12/01/2035	Aa3	250,000	241,285
Birmingham AL Warrants			5.000	12/01/2037	Aa3	250,000	263,593
Birmingham AL Warrants			4.000	06/01/2046	Aa3	600,000	524,802

							1,222,890
HOSPITAL AND HEALTHCARE REVENUE BONDS
2.38% of Net Assets
Chilton County AL Health Care Authority Chilton County Hospital	*	*	5.000	11/01/2035	AA-@	550,000	570,818

REFUNDING BONDS
2.21% of Net Assets
Montgomery AL Warrants			5.000	06/15/2035	A1	500,000	529,780

Total Investments 98.50% of Net Assets (cost $25,609,439 (See (a) below for further explanation)							$23,623,458

Other assets in excess of liabilities 1.50%							360,895

Net Assets 100%							$23,984,353

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated
**	Security is segregated
(a)	Cost for federal income tax purposes is $25,609,439 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$34,600
Unrealized depreciation	(2,020,581)

Net unrealized depreciation	$(1,985,981)

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.

Level 2 -

Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 -

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2022.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	23,623,458
Level 3	Significant Unobservable Inputs	—

$23,623,458

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds September 30, 2022

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
37.12% of Net Assets
KY Association of Counties	4.000%	02/01/2028	AA-*	$345,000	$350,292
KY Association of Counties	4.000	02/01/2029	AA-*	240,000	243,617
KY Association of Counties	5.000	02/01/2030	AA-*	385,000	413,921
KY Association of Counties	5.000	02/01/2031	AA-*	255,000	273,261
KY Association of Counties	4.000	02/01/2033	AA-*	420,000	425,200
KY Association of Counties	4.000	02/01/2034	AA-*	435,000	422,607
KY Association of Counties	4.000	02/01/2035	AA-*	690,000	667,099
KY Association of Counties	4.000	02/01/2035	AA-*	460,000	444,733
KY Association of Counties	4.500	02/01/2036	AA-*	445,000	446,660
KY Association of Counties	4.000	02/01/2037	AA-*	745,000	715,059
KY Association of Counties	4.500	02/01/2037	AA-*	460,000	460,672
KY Association of Counties	4.000	02/01/2038	AA-*	3,165,000	2,977,505
KY Association of Counties	4.500	02/01/2038	AA-*	490,000	488,898
KY Association of Counties	4.000	02/01/2039	AA-*	1,000,000	921,820
KY Association of Counties	4.500	02/01/2039	AA-*	515,000	511,441
KY Association of Counties	4.500	02/01/2040	AA-*	535,000	528,628
KY Association of Counties	4.500	02/01/2041	AA-*	565,000	554,587
KY Association of Counties	4.500	02/01/2042	AA-*	1,050,000	1,029,998
KY Bond Corporation Finance Program	3.000	02/01/2032	AA-*	550,000	488,818
KY Bond Corporation Finance Program	3.000	02/01/2033	AA-*	1,010,000	881,245
KY Bond Corporation Finance Program	3.000	02/01/2033	AA-*	905,000	788,273
KY Bond Corporation Finance Program	3.000	02/01/2034	AA-*	1,070,000	914,058
KY Bond Corporation Finance Program	3.000	02/01/2034	AA-*	925,000	789,451
KY Bond Corporation Finance Program	3.000	02/01/2035	AA-*	930,000	778,568
KY Bond Corporation Finance Program	3.000	02/01/2035	AA-*	1,170,000	979,489
KY Bond Corporation Finance Program	3.000	02/01/2036	AA-*	1,240,000	1,021,971
KY Bond Corporation Finance Program	3.000	02/01/2036	AA-*	965,000	795,324
KY Bond Corporation Finance Program	3.000	02/01/2037	AA-*	990,000	801,415
KY Bond Corporation Finance Program	3.000	02/01/2038	AA-*	1,025,000	816,679
KY Bond Corporation Finance Program	3.000	02/01/2038	AA-*	980,000	780,825
KY Bond Corporation Finance Program	3.000	02/01/2039	AA-*	1,050,000	821,405
KY Bond Corporation Finance Program	3.000	02/01/2040	AA-*	1,030,000	786,961
KY Bond Corporation Finance Program	3.000	02/01/2041	AA-*	1,000,000	754,700
KY Bond Corporation Finance Program	3.000	02/01/2041	AA-*	1,065,000	803,756
KY Bond Corporation Finance Program	3.000	02/01/2042	AA-*	420,000	309,817
KY Bond Corporation Finance Program	3.000	02/01/2043	AA-*	430,000	312,541
KY Bond Corporation Finance Program	3.000	02/01/2044	AA-*	450,000	322,340
KY Bond Corporation Finance Program	3.000	02/01/2047	AA-*	1,100,000	757,416
KY State Property & Building #105	4.750	04/01/2031	A1	2,110,000	2,124,496
KY State Property & Building #105	4.750	04/01/2032	A1	2,205,000	2,221,141
KY State Property & Building #105	4.750	04/01/2033	A1	2,310,000	2,324,599
KY State Property & Building #106	5.000	10/01/2029	A1	4,130,000	4,207,314
KY State Property & Building #106	5.000	10/01/2030	A1	7,165,000	7,299,845
KY State Property & Building #106	5.000	10/01/2031	A1	4,910,000	5,000,442
KY State Property & Building #106	5.000	10/01/2032	A1	6,275,000	6,390,586
KY State Property & Building #108	5.000	08/01/2026	A1	955,000	992,522
KY State Property & Building #108	5.000	08/01/2028	A1	2,670,000	2,779,310
KY State Property & Building #108	5.000	08/01/2030	A1	5,000,000	5,196,450
KY State Property & Building #108	5.000	08/01/2032	A1	8,820,000	9,144,841
KY State Property & Building #108	5.000	08/01/2033	A1	5,270,000	5,454,028
KY State Property & Building #108	5.000	08/01/2034	A1	4,900,000	5,053,762
KY State Property & Building #110	5.000	08/01/2029	A1	4,200,000	4,369,638
KY State Property & Building #110	5.000	08/01/2032	A1	1,515,000	1,570,798
KY State Property & Building #110	5.000	08/01/2033	A1	1,000,000	1,034,920
KY State Property & Building #110	5.000	08/01/2034	A1	1,900,000	1,959,622
KY State Property & Building #110	5.000	08/01/2035	A1	3,680,000	3,793,491
KY State Property & Building #112	5.000	11/01/2028	A1	2,765,000	2,915,084
KY State Property & Building #112	5.000	02/01/2035	A1	8,325,000	8,616,375
KY State Property & Building #112	5.000	02/01/2036	A1	7,920,000	8,194,666
KY State Property & Building #115	5.000	04/01/2033	A1	4,565,000	4,789,735
KY State Property & Building #115	5.000	04/01/2034	A1	13,975,000	14,592,416
KY State Property & Building #115	5.000	04/01/2036	A1	14,460,000	15,056,473
KY State Property & Building #115	5.000	04/01/2037	A1	5,000,000	5,187,450
KY State Property & Building #117	5.000	05/01/2031	A1	5,055,000	5,336,260
KY State Property & Building #117	5.000	05/01/2032	A1	3,680,000	3,876,806
KY State Property & Building #117	5.000	05/01/2033	A1	3,550,000	3,727,642
KY State Property & Building #117	5.000	05/01/2034	A1	5,825,000	6,088,989
KY State Property & Building #117	5.000	05/01/2035	A1	5,065,000	5,290,241
KY State Property & Building #117	5.000	05/01/2036	A1	5,275,000	5,500,610
KY State Property & Building #119	5.000	05/01/2030	A1	3,920,000	4,185,110
KY State Property & Building #119	5.000	05/01/2034	A1	725,000	767,275
KY State Property & Building #119	5.000	05/01/2035	A1	10,000,000	10,465,300
KY State Property & Building #119	5.000	05/01/2036	A1	10,000,000	10,424,600
KY State Property & Building #119	5.000	05/01/2037	A1	770,000	799,583

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds September 30, 2022

Bond Description			Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY State Property & Building #119			4.000%	05/01/2038	A1	$265,000	$248,565
KY State Property & Building #122			5.000	11/01/2031	A1	790,000	844,155
KY State Property & Building #122			5.000	11/01/2033	A1	1,000,000	1,053,510
KY State Property & Building #122			4.000	11/01/2034	A1	750,000	728,940
KY State Property & Building #122			4.000	11/01/2035	A1	2,500,000	2,413,300
KY State Property & Building #122			4.000	11/01/2036	A1	1,750,000	1,684,148
KY State Property & Building #122			4.000	11/01/2037	A1	3,000,000	2,846,370
KY State Property & Building #122			4.000	11/01/2037	A1	675,000	646,880
KY State Property & Building #122			4.000	11/01/2038	A1	6,595,000	6,184,198
KY State Property & Building #122			4.000	11/01/2039	A1	9,655,000	8,952,695
KY State Property & Building #126			5.000	05/01/2039	A1	5,565,000	5,805,965
KY State Property & Building #126			5.000	05/01/2040	A1	5,845,000	6,084,177
KY State Property & Building #126			5.000	05/01/2041	A1	6,135,000	6,366,655
KY State Property & Building #126			5.000	05/01/2042	A1	2,000,000	2,067,640
KY State Property & Building #126			4.000	05/01/2042	A1	1,980,000	1,757,171
KY State Property & Building #127			5.250	06/01/2040	A1	10,000,000	10,598,300
KY State Property & Building #127	^		5.250	06/01/2041	A1	8,745,000	9,240,055
KY State Property & Building #127	^		5.250	06/01/2042	A1	15,975,000	16,828,062
Louisville & Jefferson County Visitors & Convention Commission			4.000	06/01/2034	Aa3	3,720,000	3,668,627

							301,332,883
SCHOOL IMPROVEMENT BONDS
17.99% of Net Assets
Bowling Green KY School District Finance Corporation			4.000	08/01/2034	A1	1,890,000	1,874,086
Bowling Green KY School District Finance Corporation			4.000	08/01/2035	A1	2,215,000	2,175,595
Bowling Green KY School District Finance Corporation			4.000	08/01/2036	A1	2,305,000	2,200,883
Bowling Green KY School District Finance Corporation			4.000	08/01/2037	A1	2,395,000	2,261,311
Bowling Green KY School District Finance Corporation			4.000	04/01/2045	A1	2,500,000	2,189,100
Bowling Green KY School District Finance Corporation			4.000	04/01/2043	A1	3,085,000	2,721,093
Bullitt County KY School District Finance Corporation			4.000	10/01/2035	A1	1,820,000	1,757,246
Bullitt County KY School District Finance Corporation			4.000	10/01/2036	A1	2,985,000	2,870,227
Bullitt County KY School District Finance Corporation			4.000	10/01/2037	A1	3,075,000	2,915,008
Covington KY Independent School District Finance Corporation			4.000	06/01/2041	A1	490,000	456,317
Fayette County KY School District Finance Corporation			5.000	08/01/2028	Aa3	1,330,000	1,389,212
Fayette County KY School District Finance Corporation			5.000	10/01/2028	Aa3	1,375,000	1,401,139
Fayette County KY School District Finance Corporation			4.750	11/01/2031	Aa3	1,730,000	1,776,606
Fayette County KY School District Finance Corporation	*	*	5.000	08/01/2032	Aa3	10,600,000	11,045,624
Fayette County KY School District Finance Corporation			5.000	08/01/2034	Aa3	8,750,000	9,125,113
Glasgow KY School District Finance Corporation			3.000	02/01/2042	A1	1,820,000	1,337,099
Hardin County KY School District Finance Corporation			4.000	05/01/2030	Aa3	635,000	647,960
Jefferson County KY School District Finance Corporation			5.000	10/01/2026	Aa3	255,000	271,720
Jefferson County KY School District Finance Corporation			5.000	04/01/2030	Aa3	975,000	1,014,029
Jefferson County KY School District Finance Corporation			5.000	04/01/2031	Aa3	1,025,000	1,065,529
Jefferson County KY School District Finance Corporation			5.000	12/01/2032	Aa3	895,000	989,127
Jefferson County KY School District Finance Corporation			5.000	05/01/2033	Aa3	5,145,000	5,275,735
Jefferson County KY School District Finance Corporation			4.000	06/01/2033	Aa3	4,310,000	4,347,928
Jefferson County KY School District Finance Corporation			4.750	04/01/2034	Aa3	1,165,000	1,192,587
Jefferson County KY School District Finance Corporation			5.000	05/01/2034	Aa3	5,405,000	5,549,908
Jefferson County KY School District Finance Corporation			4.000	06/01/2034	Aa3	3,500,000	3,515,260
Jefferson County KY School District Finance Corporation			4.750	04/01/2035	Aa3	1,220,000	1,243,619
Jefferson County KY School District Finance Corporation			3.000	12/01/2035	Aa3	11,140,000	9,542,858
Jefferson County KY School District Finance Corporation			4.250	10/01/2037	Aa3	2,110,000	2,098,416
Jefferson County KY School District Finance Corporation			3.000	12/01/2038	Aa3	6,470,000	5,189,199
Jefferson County KY School District Finance Corporation			3.000	12/01/2039	Aa3	4,385,000	3,446,829
Jefferson County KY School District Finance Corporation			3.000	12/01/2040	Aa3	1,940,000	1,491,957
Kenton County KY School District Finance Corporation			4.000	04/01/2036	A1	1,210,000	1,165,896
Kenton County KY School District Finance Corporation			4.000	04/01/2037	A1	1,255,000	1,191,259
Kenton County KY School District Finance Corporation			4.000	04/01/2038	A1	1,300,000	1,208,753
Kenton County KY School District Finance Corporation			3.000	12/01/2040	A1	1,965,000	1,501,319
Kenton County KY School District Finance Corporation			3.000	12/01/2041	A1	2,025,000	1,514,781
Meade County KY School District Finance Corporation			4.000	06/01/2036	A1	2,215,000	2,137,852
Meade County KY School District Finance Corporation			4.000	06/01/2037	A1	2,255,000	2,167,596
Meade County KY School District Finance Corporation			4.000	06/01/2038	A1	2,400,000	2,247,984
Morgan County KY School District Finance Corporation			4.000	08/01/2029	A1	960,000	975,590
Oldham County KY School District Finance Corporation			4.000	10/01/2034	A1	1,560,000	1,560,577
Raceland-Worthington KY Independent School District Finance Corporation			3.400	06/01/2037	A1	630,000	540,849
Scott County KY School District Finance Corporation			4.500	01/01/2025	A1	4,890,000	5,005,453
Scott County KY School District Finance Corporation			4.000	02/01/2029	Aa3	5,040,000	5,187,672
Scott County KY School District Finance Corporation			4.000	06/01/2035	Aa3	1,440,000	1,413,245
Scott County KY School District Finance Corporation			4.000	10/01/2035	Aa3	2,235,000	2,162,251
Scott County KY School District Finance Corporation			4.000	06/01/2036	Aa3	1,500,000	1,444,755
Scott County KY School District Finance Corporation			4.000	10/01/2037	Aa3	2,415,000	2,271,718
Scott County KY School District Finance Corporation			5.000	09/01/2041	Aa3	7,120,000	7,407,862
Shelby County KY School District Finance Corporation			4.000	08/01/2037	Aa3	6,240,000	5,982,974
Shelby County KY School District Finance Corporation			4.000	08/01/2038	Aa3	3,000,000	2,837,790
Woodford County KY School District Finance Corporation			5.000	08/01/2038	A1	1,650,000	1,734,992

							146,039,488

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds September 30, 2022

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
14.50% of Net Assets
Boyle County Centre College	5.000%	06/01/2037	A3	$2,865,000	$2,916,083
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2033	A3	1,345,000	1,399,392
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2034	A3	1,605,000	1,659,265
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2035	A3	2,165,000	2,228,326
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2036	A3	2,835,000	2,907,916
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2038	A3	1,340,000	1,362,391
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2038	A3	200,000	175,068
KY Bond Development Corporation Educational Facilities Centre College	3.000	06/01/2039	A3	860,000	648,345
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2040	A3	640,000	554,573
KY Bond Development Corporation Educational Facilities Centre College	3.000	06/01/2041	A3	1,405,000	1,003,465
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2046	A3	4,045,000	3,269,978
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2051	A3	4,400,000	3,458,312
KY State Property & Building #114	5.000	10/01/2032	A1	2,795,000	2,921,614
KY State Property & Building #114	5.000	10/01/2033	A1	2,940,000	3,070,977
KY State Property & Building #114	5.000	10/01/2034	A1	3,090,000	3,225,311
KY State Property & Building #114	5.000	10/01/2035	A1	1,945,000	2,028,713
KY State Property & Building #116	5.000	10/01/2035	A1	4,165,000	4,377,207
KY State Property & Building #116	5.000	10/01/2036	A1	2,725,000	2,861,305
Murray State University	5.000	03/01/2032	A1	2,220,000	2,285,623
Murray State University	3.000	09/01/2037	A1	1,310,000	1,054,733
Murray State University	3.000	09/01/2039	A1	1,390,000	1,079,099
Murray State University	3.000	09/01/2041	A1	1,470,000	1,101,059
University of Kentucky Certificate of Participation	4.000	05/01/2033	Aa3	885,000	888,540
University of Kentucky Certificate of Participation	4.000	05/01/2034	Aa3	1,020,000	1,009,708
University of Kentucky Certificate of Participation	4.000	05/01/2039	Aa3	4,660,000	4,394,799
University of Kentucky Certificate of Participation	4.000	05/01/2044	Aa3	3,755,000	3,353,816
University of Kentucky General Receipts	5.000	04/01/2030	Aa2	5,490,000	5,727,223
University of Kentucky General Receipts	5.000	04/01/2036	Aa2	4,820,000	4,928,498
University of Kentucky General Receipts	4.000	10/01/2036	Aa2	16,160,000	15,753,576
University of Kentucky General Receipts	5.000	04/01/2037	Aa2	7,180,000	7,329,990
University of Kentucky General Receipts	5.000	04/01/2038	Aa2	7,395,000	7,528,850
University of Kentucky General Receipts	4.000	10/01/2038	Aa2	10,855,000	10,347,963
University of Kentucky Higher Educational	4.750	04/01/2034	Aa2	5,435,000	5,588,539
University of Louisville	3.000	09/01/2039	A1	1,450,000	1,144,152
University of Louisville	3.000	09/01/2040	A1	1,495,000	1,161,780
University of Louisville	3.000	09/01/2042	A1	1,575,000	1,190,432
Western KY University	4.000	09/01/2034	A1	575,000	568,537
Western KY University	4.000	09/01/2035	A1	595,000	584,373
Western KY University	4.000	09/01/2036	A1	620,000	603,824

					117,693,355
MUNICIPAL UTILITY REVENUE BONDS
8.39% of Net Assets
KY Bond Development Corporation	5.000	09/01/2032	A2	2,780,000	2,951,359
KY Rural Water Finance Corporation	4.500	02/01/2024	A+*	880,000	884,567
KY Rural Water Finance Corporation	4.000	08/01/2030	A+*	625,000	635,075
KY Rural Water Finance Corporation	3.000	02/01/2032	A+*	240,000	219,158
KY Rural Water Finance Corporation	3.000	02/01/2033	A+*	370,000	332,201
KY Rural Water Finance Corporation	5.125	02/01/2035	A+*	295,000	295,024
KY Rural Water Finance Corporation	3.000	08/01/2036	A+*	285,000	241,577
KY Rural Water Finance Corporation	3.000	08/01/2037	A+*	280,000	233,537
KY State Association of Counties Finance Corporation	4.000	02/01/2031	AA-*	405,000	405,563
KY State Association of Counties Finance Corporation	4.000	02/01/2033	AA-*	415,000	407,738
Louisville & Jefferson County Metropolitan Sewer	4.000	05/15/2033	Aa3	1,000,000	1,006,040
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2034	Aa3	2,230,000	2,275,514
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2034	Aa3	4,595,000	4,805,497
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2035	Aa3	2,245,000	2,280,718
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2035	Aa3	4,825,000	5,028,567
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2036	Aa3	2,795,000	2,830,916
Louisville & Jefferson County Metropolitan Sewer	4.000	05/15/2037	Aa3	10,000,000	9,592,400
Louisville & Jefferson County Metropolitan Sewer	3.000	05/15/2044	Aa3	21,515,000	15,959,397
Louisville & Jefferson County Metropolitan Sewer	3.250	05/15/2046	Aa3	2,450,000	1,884,932
Louisville & Jefferson County Metropolitan Sewer	3.000	05/15/2046	Aa3	5,000,000	3,633,750
Murray KY Electric Plant	3.000	12/01/2030	A1	315,000	289,693
Murray KY Electric Plant	3.000	12/01/2036	A1	370,000	305,787
Murray KY Electric Plant	3.000	12/01/2037	A1	380,000	308,670
Murray KY Electric Plant	3.000	12/01/2038	A1	395,000	314,503
Murray KY Electric Plant	3.000	12/01/2039	A1	405,000	316,342
Murray KY Electric Plant	3.000	12/01/2040	A1	420,000	320,893
Murray KY Electric Plant	3.000	12/01/2041	A1	430,000	322,092

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds September 30, 2022

Bond Description		Coupon	Maturity Date	Rating#	Par Value	Fair Value
Murray KY Electric Plant		3.000%	12/01/2042	A1	$445,000	$326,274
Owensboro KY Electric Light & Power		4.000	01/01/2031	A3	245,000	246,896
Owensboro KY Electric Light & Power		4.000	01/01/2033	A3	275,000	274,986
Owensboro KY Electric Light & Power		4.000	01/01/2034	A3	305,000	299,559
Owensboro KY Electric Light & Power		4.000	01/01/2035	A3	200,000	195,252
Owensboro KY Electric Light & Power		4.000	01/01/2036	A3	325,000	313,934
Owensboro KY Electric Light & Power		4.000	01/01/2037	A3	410,000	393,588
Owensboro KY Water Revenue		4.000	09/15/2034	A1	2,075,000	2,038,190
Owensboro KY Water Revenue		4.000	09/15/2035	A1	2,155,000	2,108,020
Owensboro KY Water Revenue		4.000	09/15/2037	A1	1,950,000	1,844,661
Owensboro KY Water Revenue		4.000	09/15/2039	A1	2,125,000	1,973,591

						$68,096,461
PUBLIC FACILITIES REVENUE BONDS
6.38% of Net Assets
KY Association of Counties		4.000	02/01/2038	AA-*	1,045,000	991,966
KY Association of Counties		3.500	02/01/2042	AA-*	1,215,000	999,945
KY Bond Development		5.000	09/01/2035	A2	1,275,000	1,338,151
KY Bond Development		5.000	09/01/2036	A2	2,000,000	2,094,760
KY Bond Development		5.000	09/01/2038	A2	1,125,000	1,170,506
KY State Certificate of Participation		4.000	04/15/2030	A1	1,500,000	1,515,585
KY State Certificate of Participation		4.000	04/15/2031	A1	1,350,000	1,360,665
KY State Certificate of Participation		5.000	06/15/2034	A1	1,640,000	1,700,368
KY State Certificate of Participation		5.000	04/15/2038	A1	10,000,000	10,457,100
KY State Certificate of Participation		5.000	06/15/2038	A1	7,535,000	7,796,615
KY State Certificate of Participation		4.000	04/15/2048	A1	1,000,000	860,510
Laurel County General Obligation		4.000	05/01/2031	A2	1,295,000	1,317,235
Laurel County General Obligation		4.000	05/01/2034	A2	1,440,000	1,448,366
Laurel County General Obligation		4.000	05/01/2035	A2	1,495,000	1,496,824
Laurel County General Obligation		4.000	05/01/2036	A2	1,555,000	1,521,428
Laurel County General Obligation		4.000	05/01/2037	A2	1,620,000	1,565,989
Laurel County General Obligation		4.000	05/01/2038	A2	1,680,000	1,588,373
Laurel County KY Judicial Center		5.000	03/01/2025	A1	500,000	515,365
Louisville & Jefferson County Visitors & Convention Commission		4.000	06/01/2032	Aa3	2,725,000	2,726,717
Marshall County Library		4.000	06/01/2038	Aa3	1,060,000	1,070,759
River City, Inc. Parking Authority		4.750	06/01/2028	Aa3	940,000	950,660
River City, Inc. Parking Authority		4.750	06/01/2029	Aa3	980,000	991,437
River City, Inc. Parking Authority		4.750	06/01/2031	Aa3	1,270,000	1,283,562
River City, Inc. Parking Authority		5.000	06/01/2031	Aa3	1,080,000	1,093,306
River City, Inc. Parking Authority		5.000	06/01/2032	Aa3	1,130,000	1,143,922
River City, Inc. Parking Authority		5.000	06/01/2033	Aa3	1,395,000	1,412,186
River City, Inc. Parking Authority		3.000	12/01/2036	Aa3	835,000	694,687
River City, Inc. Parking Authority		3.000	12/01/2037	Aa3	860,000	701,012

						51,807,999
HOSPITAL AND HEALTHCARE REVENUE BONDS
4.93% of Net Assets
KY Development Corporation Hospital Facilities - St. Elizabeth		4.000	05/01/2032	AA*	1,810,000	1,808,516
KY Development Corporation Hospital Facilities - St. Elizabeth		4.000	05/01/2035	AA*	1,390,000	1,326,296
KY Development Corporation Hospital Facilities - St. Elizabeth		4.000	05/01/2036	AA*	1,200,000	1,130,136
KY Development Corporation Hospital Facilities - St. Elizabeth		5.000	05/01/2039	AA*	7,185,000	7,331,071
Louisville & Jefferson County Norton Healthcare		5.500	10/01/2033	A*	2,000,000	2,034,120
Louisville & Jefferson County Norton Healthcare		5.000	10/01/2033	A*	6,810,000	6,973,508
Louisville & Jefferson County Norton Healthcare		4.000	10/01/2035	A*	3,850,000	3,551,125
Louisville & Jefferson County Norton Healthcare		4.000	10/01/2036	A*	7,005,000	6,424,986
Louisville & Jefferson County Norton Healthcare		4.000	10/01/2039	A*	4,500,000	3,983,940
Louisville & Jefferson County Norton Healthcare		4.000	10/01/2040	A*	2,000,000	1,755,740
Louisville & Jefferson County Norton Healthcare		3.000	10/01/2043	A*	4,000,000	2,822,680
Warren County KY Hospital		5.000	04/01/2032	AA-*	800,000	861,416

						40,003,534
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
3.28% of Net Assets
KY State Turnpike Economic Development Road Revenue		5.000	07/01/2029	Aa3	4,000,000	4,194,720
KY State Turnpike Economic Development Road Revenue		5.000	07/01/2032	Aa3	1,315,000	1,363,471
KY State Turnpike Economic Development Road Revenue		5.000	07/01/2032	Aa3	1,765,000	1,862,481
KY State Turnpike Economic Development Road Revenue		5.000	07/01/2033	Aa3	5,000,000	5,067,650
KY State Turnpike Economic Development Road Revenue		5.000	07/01/2034	Aa3	1,120,000	1,172,114
KY State Turnpike Economic Development Road Revenue		5.000	07/01/2036	Aa3	400,000	418,544
KY State Turnpike Economic Development Road Revenue		5.000	07/01/2037	Aa3	500,000	522,520
KY State Turnpike Economic Development Road Revenue	^	5.000	07/01/2038	Aa3	1,100,000	1,154,978
KY State Turnpike Economic Development Road Revenue	^	5.000	07/01/2039	Aa3	3,255,000	3,397,797
KY State Turnpike Economic Development Road Revenue	^	5.000	07/01/2040	Aa3	2,250,000	2,342,070
KY State Turnpike Economic Development Road Revenue	^	5.000	07/01/2041	Aa3	3,555,000	3,687,388
KY State Turnpike Economic Development Road Revenue	^	5.000	07/01/2042	Aa3	1,400,000	1,450,092

						26,633,825

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds September 30, 2022

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
3.00% of Net Assets
Fayette County KY School District Finance Corporation	5.000%	10/01/2029	Aa3	$3,660,000	$3,724,489
Fayette County KY School District Finance Corporation	5.000	10/01/2032	Aa3	3,615,000	3,678,696
Fayette County KY School District Finance Corporation	5.000	10/01/2033	Aa3	4,385,000	4,462,263
Frankfort KY Electric & Water	4.750	12/01/2034	NR	695,000	716,198
Frankfort KY Electric & Water	4.750	12/01/2035	NR	725,000	747,113
Frankfort KY Electric & Water	4.750	12/01/2036	NR	760,000	783,180
Frankfort KY Electric & Water	4.750	12/01/2037	NR	800,000	824,400
Frankfort KY Electric & Water	4.750	12/01/2038	NR	835,000	860,468
KY State Property & Building #106	5.000	10/01/2028	A1	2,030,000	2,065,769
Lexington Fayette Urban County Government	5.000	01/01/2028	Aa2	820,000	851,250
Lexington Fayette Urban County Government	5.000	01/01/2029	Aa2	345,000	358,072
Lexington Fayette Urban County Government	5.000	01/01/2033	Aa2	1,685,000	1,749,215
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2031	Aa3	2,465,000	2,493,988
Warren County KY Hospital	5.000	04/01/2035	AA-*	1,025,000	1,034,953

					24,350,054
REFUNDING BONDS
1.15% of Net Assets
KY Association of Counties	3.000	02/01/2034	AA-*	480,000	411,576
KY Association of Counties	3.000	02/01/2035	AA-*	505,000	428,275
KY Association of Counties	3.000	02/01/2036	AA-*	510,000	424,340
KY State Property & Building #102	5.000	05/01/2024	Aa3	405,000	405,713
KY State Property & Building #108	5.000	08/01/2025	A1	2,690,000	2,800,882
KY State Property & Building #121	5.000	02/01/2029	A1	4,535,000	4,880,975

					9,351,761
AIRPORT REVENUE BONDS
.76% of Net Assets
Kenton County Airport	5.000	01/01/2029	A1	240,000	251,340
Kenton County Airport	5.000	01/01/2034	A1	275,000	289,286
Kenton County Airport	5.000	01/01/2035	A1	300,000	313,731
Kenton County Airport	5.000	01/01/2036	A1	965,000	1,007,007
Kenton County Airport	5.000	01/01/2037	A1	670,000	696,177
Kenton County Airport	5.000	01/01/2038	A1	500,000	517,040
Kenton County Airport	5.000	01/01/2039	A1	500,000	516,210
Kenton County Airport	5.000	01/01/2044	A1	2,500,000	2,542,750

					6,133,541
AD VALOREM PROPERTY BONDS
.30% of Net Assets
Henderson KY	3.000	09/01/2042	Aa3	845,000	636,893
Henderson KY	3.000	09/01/2043	Aa3	870,000	642,147
Warren County General Obligation	4.000	06/01/2035	Aa1	1,175,000	1,175,940

					2,454,980
Total Investments 97.80% of Net Assets (cost $857,751,585) (See (a) below for further explanation)					$793,897,881

Other assets in excess of liabilities 2.20%					17,899,213

Net Assets 100%					$811,797,094

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated
**	Security is segregated
^	When-issued security or extended settlement
(a)	Cost for federal income tax purposes is $857,751,585 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$697,825
Unrealized depreciation	(64,551,529)

Net unrealized depreciation	$(63,853,704)

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.

Level 2 -

Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 -

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds September 30, 2022

The following is a summary of the inputs used, as of September 30, 2022 involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2022.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	793,897,881
Level 3	Significant Unobservable Inputs	—

793,897,881

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds
September 30, 2022

Bond Description			Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
26.67% of Net Assets
KY Association of Counties			4.000%	02/01/2029	AA-*	$630,000	$640,565
KY State Property & Building #106			5.000	10/01/2024	A1	750,000	763,702
KY State Property & Building #106			5.000	10/01/2025	A1	2,365,000	2,408,800
KY State Property & Building #106	*	*	5.000	10/01/2026	A1	1,000,000	1,018,620
KY State Property & Building #108			5.000	08/01/2023	A1	750,000	759,960
KY State Property & Building #108			5.000	08/01/2028	A1	755,000	785,910
KY State Property & Building #110			5.000	08/01/2023	A1	1,750,000	1,773,240
KY State Property & Building #126			5.000	05/01/2030	A1	750,000	813,443
KY State Property & Building #127	^		5.000	06/01/2029	A1	1,000,000	1,078,610
Somerset KY			5.000	06/01/2028	A1	605,000	653,533
Somerset KY			5.000	06/01/2029	A1	380,000	414,333
Somerset KY			4.000	06/01/2030	A1	415,000	420,565

							11,531,281
SCHOOL IMPROVEMENT BONDS
19.71% of Net Assets
Anderson County KY School District Finance Corporation			3.000	02/01/2029	A1	500,000	478,465
Barren County KY School District Finance Corporation			5.000	08/01/2023	A1	500,000	506,640
Bowling Green KY Independent School District Finance Corporation			5.000	08/01/2027	A1	695,000	731,835
Fayette County KY School District Finance Corporation			5.000	06/01/2023	Aa3	500,000	505,990
Fayette County KY School District Finance Corporation	*	*	5.000	08/01/2023	Aa3	1,000,000	1,014,360
Hardin County KY School District Finance Corporation			5.000	03/01/2023	A1	770,000	775,275
Jefferson County KY School District Finance Corporation			4.000	12/01/2023	Aa3	500,000	504,135
Jefferson County KY School District Finance Corporation			4.000	06/01/2030	Aa3	1,245,000	1,263,637
Jessamine County KY School District Finance Corporation			5.000	02/01/2023	A1	575,000	578,220
Laurel County KY School District Finance Corporation			4.000	06/01/2024	A1	465,000	469,473
Pike County KY School District Finance Corporation			5.000	08/01/2024	A1	250,000	257,140
Pike County KY School District Finance Corporation			5.000	02/01/2025	A1	900,000	931,212
Pike County KY School District Finance Corporation			5.000	08/01/2025	A1	200,000	208,518
Pike County KY School District Finance Corporation			4.000	02/01/2028	A1	295,000	298,853

							8,523,753
PUBLIC FACILITIES REVENUE BONDS
17.37% of Net Assets
KY Bond Development			5.000	09/01/2026	A3	1,000,000	1,045,140
KY State Certificate of Participation			4.000	06/15/2023	A1	940,000	943,806
KY State Certificate of Participation			4.000	06/15/2024	A1	300,000	302,751
KY State Property & Building #109	*	*	5.000	10/01/2022	A1	1,000,000	1,000,040
Laurel County KY Justice Center			5.000	03/01/2023	A1	600,000	603,588
Lexington Fayette Urban County Government - Court Facilities			5.000	10/01/2024	A1	700,000	719,180
Livingston County KY Public Properties			5.000	08/01/2024	A1	555,000	569,458
River City Parking Authority			5.000	12/01/2024	Aa3	340,000	351,992
Taylor County KY Public Courthouse			4.000	09/01/2027	A1	700,000	706,055
Warren County KY Justice Center Expansion Corporation	*	*	5.000	09/01/2023	A1	1,250,000	1,267,575

							7,509,585
TURNPIKES/TOLLROAD/HIGHWAY BONDS
10.54% of Net Assets
KY Asset Liability Commission Federal Highway			5.000	09/01/2024	A2	500,000	515,670
KY Asset Liability Commission Federal Highway			5.000	09/01/2026	A2	565,000	581,007
KY Asset Liability Project Notes			4.000	09/01/2023	A2	250,000	251,478
KY State Turnpike Authority Economic Development			5.000	07/01/2024	Aa3	1,175,000	1,206,865
KY State Turnpike Authority Economic Development			5.000	07/01/2026	Aa3	1,385,000	1,456,397
KY State Turnpike Authority Economic Development			5.000	07/01/2029	Aa3	500,000	544,730

							4,556,147
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
9.42% of Net Assets
KY Bond Development Corporation Educational Facilities Centre College			4.000	06/01/2030	A3	170,000	170,774
University of Kentucky General Receipts			4.000	04/01/2028	Aa2	750,000	758,408
University of Louisville			5.000	03/01/2024	A1	350,000	357,298
University of Louisville	*	*	5.000	03/01/2024	A1	2,000,000	2,041,700
University of Louisville			4.000	09/01/2030	A1	745,000	746,317

							4,074,497
MUNICIPAL UTILITY REVENUE BONDS
7.68% of Net Assets
Campbell & Kenton Counties Sanitation District #1			4.000	08/01/2031	Aa2	1,000,000	1,017,050
Frankfort Electric & Water			4.000	12/01/2023	NR	440,000	443,894
Henderson KY			4.000	06/01/2028	Aa3	385,000	393,216
KY Rural Water Financing Corporation			5.000	08/01/2029	A+*	595,000	641,315
Northern KY Water			5.000	02/01/2026	Aa2	815,000	826,565

							3,322,040
HOSPITAL AND HEALTHCARE REVENUE BONDS
2.99% of Net Assets
Warren County KY Hospital			5.000	04/01/2032	AA-*	1,200,000	1,292,124

AD VALOREM PROPERTY BONDS
1.51% of Net Assets
Henderson KY			5.000	09/01/2029	Aa3	600,000	652,560

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds September 30, 2022

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
REFUNDING BONDS
1.35% of Net Assets
KY State Property & Building #112	5.000%	11/01/2026	A1	$555,000	$584,476

AIRPORT REVENUE BONDS
1.21% of Net Assets
Kenton County Airport	5.000	01/01/2026	A1	500,000	524,570

ESCROWED TO MATURITY BONDS
.41% of Net Assets
Warren County Hospital	5.000	04/01/2023	AA-*	175,000	176,507

Total Investments 98.86% of Net Assets (cost $44,221,333) (See (a) below for further explanation)					$42,747,540

Other assets in excess of liabilities 1.14%					493,356

Net Assets 100%					$43,240,896

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated
**	Security is segregated
^	When-issued security or extended settlement
(a)	Cost for federal income tax purposes is $44,221,333 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	40
Unrealized depreciation	(1,473,833)

Net unrealized depreciation	(1,473,793)

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.

Level 2 -

Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 -

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2022.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	42,747,540
Level 3	Significant Unobservable Inputs	—

42,747,540

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS Mississippi Municipal Bonds September 30, 2022

Bond Description			Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
30.48% of Net Assets
Jackson State University Educational Building			5.000%	03/01/2034	Aa2	$440,000	$458,080
Mississippi State University Educational Building			5.000	11/01/2032	Aa2	125,000	129,990
MS Development Bank Special Obligation Gulf Coast Community Project	*	*	4.000	12/01/2034	AA-*	300,000	296,286
MS Development Bank Special Obligation Itawamba Community College			4.000	10/01/2040	AA-*	350,000	320,858
MS Development Bank Special Obligation Northwest MS Community College			4.000	03/01/2039	AA-*	225,000	206,867
MS Development Bank Special Obligation Pearl River Community College			5.000	10/01/2033	AA-*	125,000	133,745
MS State University Educational Building Corporation Revenue			5.000	08/01/2033	Aa2	225,000	239,472
MS State University Educational Building Corporation Revenue			4.000	08/01/2036	Aa2	250,000	235,738
University of Mississippi Educational Building Corporation			5.000	10/01/2031	Aa2	205,000	215,375
University of Mississippi Educational Building Corporation			3.000	10/01/2034	Aa2	200,000	175,132
University of Mississippi Educational Building Corporation	^		5.000	10/01/2036	Aa2	100,000	107,579
University of Mississippi Educational Building Corporation	^		4.000	10/01/2037	Aa2	100,000	95,218
University Southern MS Educational Building Corporation			5.000	09/01/2033	Aa2	360,000	378,396

							2,992,736
PREREFUNDED BONDS
21.06% of Net Assets
MS Development Bank Desoto County Highway			5.000	01/01/2030	Aa3	100,000	100,439
MS Development Bank Special Obligation Brandon Public Improvement			5.000	11/01/2033	Aa3	150,000	155,342
MS Development Bank Special Obligation Hattiesburg Water & Sewer			4.750	12/01/2038	AA*	700,000	712,892
MS Development Bank Special Obligation Jackson Schools			5.000	04/01/2028	NR	125,000	126,183
MS Development Bank Special Obligation West Jackson County Utility District			5.000	12/01/2033	A*	50,000	51,052
MS State Refunding			5.000	10/01/2033	Aa2	150,000	162,174
MS State University Educational Building Corporation Revenue	*	*	5.250	08/01/2038	Aa2	300,000	305,220
Southern Mississippi Educational Building Corporation			5.000	03/01/2038	Aa2	450,000	453,632

							2,066,934
MUNICIPAL UTILITY REVENUE BONDS
8.20% of Net Assets
MS Development Bank Special Obligation Diamondhead Water & Sewer			4.000	07/01/2046	A+*	175,000	150,819
MS Development Bank Special Obligation Jackson Water & Sewer			6.875	12/01/2040	Ba2	150,000	155,147
MS Development Bank Special Obligation Meridian Water & Sewer			4.000	07/01/2038	AA*	150,000	138,555
MS Development Bank Special Obligation Meridian Water & Sewer			4.000	07/01/2036	AA*	215,000	202,576
MS Development Bank Special Obligation Tupelo			5.000	05/01/2033	Aa2	150,000	157,775

							804,872
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
8.06% of Net Assets
Mississippi State			3.000	06/01/2038	Aa2	100,000	83,360
Mississippi State			4.000	10/01/2041	Aa2	250,000	234,148
Mississippi State Gaming Tax Revenue			5.000	10/15/2035	A3	125,000	128,400
Mississippi State Gaming Tax Revenue			5.000	10/15/2037	A-*	125,000	129,946
MS Development Bank Special Obligation Hattiesburg			4.000	02/01/2045	Aa3	250,000	215,670

							791,524
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
7.94% of Net Assets
MS Development Bank Special Obligation Highway Construction			5.000	01/01/2025	Aa3	200,000	206,786
MS Development Bank Special Obligation Highway Construction			5.000	01/01/2029	Aa3	300,000	318,353
MS Development Bank Special Obligation Highway Construction			4.000	01/01/2030	Aa3	175,000	176,766
MS Development Bank Special Obligation Marshall County			5.000	01/01/2030	Aa3	75,000	77,479

							779,384
AD VALOREM PROPERTY BONDS
5.99% of Net Assets
MS Development Bank Special Obligation Hattiesburg Project			4.000	02/01/2040	Aa3	250,000	228,283
MS Development Bank Special Obligation Hinds County Schools			5.000	03/01/2043	Aa3	350,000	359,673

							587,956
PUBLIC FACILITIES REVENUE BONDS
5.38% of Net Assets
MS Development Bank Special Obligation Brandon Public Improvement	*	*	4.000	08/01/2033	AA*	300,000	292,254
MS Development Bank Special Obligation Brandon Public Improvement			4.000	08/01/2035	AA*	150,000	141,898
MS Development Bank Special Obligation Hinds County			4.000	11/01/2035	NR	100,000	94,053

							528,205
SCHOOL IMPROVEMENT BONDS
3.67% of Net Assets
MS Development Bank Special Obligation Canton School District			5.000	12/01/2033	A1	100,000	105,318
MS Development Bank Special Obligation Jackson Schools			5.000	04/01/2028	A+*	55,000	55,419
MS Development Bank Special Obligation Rankin School District			4.000	06/01/2038	AA*	100,000	94,632
MS Development Bank Special Obligation Vicksburg Warren School District			5.500	03/01/2038	AA*	100,000	105,290

							360,659
REFUNDING BONDS
2.89% of Net Assets
MS State Refunding	*	*	4.000	10/01/2036	Aa2	290,000	283,307

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS Mississippi Municipal Bonds September 30, 2022

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
STATE AND LOCAL MORTGAGE/HOUSING BONDS
2.27% of Net Assets
Mississippi State Home Corporation	3.950%	12/01/2042	Aaa	$100,000	$90,532
Mississippi State Home Corporation	4.050	12/01/2047	Aaa	150,000	132,258

					$222,790
HOSPITAL AND HEALTHCARE REVENUE BONDS
1.48% of Net Assets
Medical Center Educational Building Corporation MS Revenue	5.500	12/01/2023	Aa2	40,000	40,588
Medical Center Educational Building Corporation MS Revenue	5.000	06/01/2035	Aa2	100,000	104,310

					144,898
Total Investments 97.42% of Net Assets (cost $10,306,020) (See (a) below for further explanation)					$9,563,265

Other assets in excess of liabilities 2.58%					252,997

Net Assets 100%					$9,816,262

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated
**	Security is segregated
^	When-issued security or extended settlement
(a)	Cost for federal income tax purposes is $10,306,020 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$12,840
Unrealized depreciation	(755,595)

Net unrealized depreciation	$(742,755)

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.

Level 2 -

Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 -

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2022.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	9,563,265
Level 3	Significant Unobservable Inputs	—

$9,563,265

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds September 30, 2022

Bond Description			Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
18.88% of Net Assets
Brunswick County NC Limited Obligation			5.000%	06/01/2030	Aa1	$250,000	$261,220
Brunswick County NC Limited Obligation			5.000	06/01/2031	Aa1	250,000	260,763
Buncombe County NC Limited Obligation			4.000	06/01/2036	Aa1	125,000	121,526
Burke County NC Limited Obligation			4.000	04/01/2034	Aa3	250,000	244,360
Cabarrus County NC			4.000	06/01/2034	Aa1	795,000	796,646
Cabarrus County NC Limited Obligation			5.000	04/01/2035	Aa1	1,435,000	1,504,896
Cabarrus County NC Limited Obligation			4.000	06/01/2035	Aa1	1,650,000	1,630,530
Chatham County NC Limited Obligation			4.000	11/01/2036	Aa2	750,000	724,080
Chatham County NC Limited Obligation			4.000	11/01/2037	Aa2	2,000,000	1,901,800
Davidson County NC Limited Obligation			5.000	06/01/2032	Aa2	500,000	528,420
Duplin County NC Limited Obligation			5.000	04/01/2032	A1	750,000	785,520
Duplin County NC Limited Obligation			5.000	04/01/2034	A1	865,000	901,045
Henderson County NC Limited Obligation			4.000	06/01/2034	Aa2	200,000	197,238
Henderson County NC Limited Obligation			4.000	06/01/2037	Aa2	1,275,000	1,214,935
Henderson County NC Limited Obligation			4.000	06/01/2038	Aa2	1,060,000	1,000,810
Onslow County NC Limited Obligation			5.000	06/01/2033	Aa2	500,000	521,265
Pitt County NC Limited Obligation			4.000	04/01/2031	Aa2	500,000	507,205
Pitt County NC Limited Obligation			4.000	04/01/2034	Aa2	550,000	550,204
Randolph County NC Limited Obligation			3.000	10/01/2036	Aa3	325,000	270,559
Randolph County NC Limited Obligation			4.000	10/01/2037	Aa3	250,000	233,100
Randolph County NC Limited Obligation			4.000	10/01/2039	Aa3	350,000	320,380
Rutherford County NC Limited Obligation			4.000	03/01/2037	A1	410,000	379,767
Rutherford County NC Limited Obligation			4.000	03/01/2039	A1	500,000	457,025
Rutherford County NC Limited Obligation			4.000	03/01/2040	A1	325,000	296,325
Sampson County NC Limited Obligation			5.000	12/01/2033	A1	1,975,000	2,039,681
Sampson County NC Limited Obligation			5.000	09/01/2040	A1	750,000	773,363
Scotland County NC			4.500	12/01/2036	A*	1,170,000	1,136,491
Surry County NC Limited Obligation			4.000	06/01/2034	Aa3	350,000	341,369
Surry County NC Limited Obligation			4.000	06/01/2036	Aa3	590,000	560,677
Surry County NC Limited Obligation			4.000	06/01/2037	Aa3	730,000	684,353
Wake County NC Limited Obligation			4.000	09/01/2037	Aa1	750,000	726,195
Wayne County NC			4.000	06/01/2034	Aa3	1,500,000	1,449,615
Wilkes County NC Limited Obligation			5.000	06/01/2031	A1	350,000	362,800

							23,684,163
PUBLIC FACILITIES REVENUE BONDS
16.41% of Net Assets
Charlotte NC Certificate of Participation			4.000	06/01/2036	Aa2	1,000,000	968,180
Charlotte NC Certificate of Participation			4.000	06/01/2037	Aa2	3,000,000	2,861,790
Charlotte NC Certificate of Participation Convention Facility Project			4.000	06/01/2037	Aa2	500,000	476,965
Charlotte NC Certificate of Participation Convention Facility Project			4.000	06/01/2039	Aa2	1,000,000	935,060
Davidson County NC Limited Obligation			4.000	06/01/2037	Aa2	200,000	190,786
Davidson County NC Limited Obligation			4.000	06/01/2038	Aa2	240,000	226,598
Davidson County NC Limited Obligation			4.000	06/01/2040	Aa2	635,000	589,223
Durham Capital Financing Corporation			4.000	06/01/2036	Aa1	300,000	291,663
Durham Capital Financing Corporation			4.000	06/01/2037	Aa1	270,000	259,535
Durham Capital Financing Corporation			4.000	06/01/2038	Aa1	250,000	237,663
Durham NC Limited Obligation			4.000	04/01/2036	Aa1	1,000,000	977,530
Harnett County NC Limited Obligation			4.000	10/01/2038	Aa3	1,055,000	972,583
Henderson County NC Limited Obligation			5.000	10/01/2030	Aa2	250,000	263,225
Henderson County NC Limited Obligation			5.000	10/01/2031	Aa2	500,000	525,425
Hoke County NC Limited Obligation			3.000	06/01/2039	Aa3	1,065,000	833,160
Hoke County NC Limited Obligation			3.000	06/01/2040	Aa3	750,000	578,295
Johnston County NC Limited Obligation			4.000	04/01/2035	Aa2	360,000	354,427
Kannapolis NC Limited Obligation			5.000	04/01/2032	A1	500,000	511,920
Moore County NC			3.000	06/01/2039	Aa2	350,000	282,804
Onslow County NC Limited Obligation			5.000	06/01/2032	Aa2	500,000	523,090
Orange County NC			4.000	10/01/2036	Aa1	375,000	363,255
Orange County NC			4.000	10/01/2037	Aa1	375,000	358,256
Orange County NC			4.000	10/01/2038	Aa1	275,000	261,245
Orange County NC			4.000	10/01/2038	Aa1	765,000	726,735
Orange County NC			4.000	10/01/2039	Aa1	200,000	187,526
Raleigh NC Limited Obligation			5.000	10/01/2034	Aa1	1,420,000	1,464,743
Randolph County NC Limited Obligation			4.000	10/01/2036	Aa3	250,000	235,628
Randolph County NC Limited Obligation			4.000	10/01/2037	Aa3	250,000	233,100
Randolph County NC Limited Obligation			4.000	10/01/2038	Aa3	670,000	622,658
Randolph County NC Limited Obligation			4.000	10/01/2039	Aa3	500,000	457,685
Surry County NC Limited Obligation	*	*	3.000	10/01/2038	Aa3	395,000	315,830
Surry County NC Limited Obligation			3.000	10/01/2039	Aa3	1,000,000	783,480
Surry County NC Limited Obligation			3.000	10/01/2041	Aa3	1,135,000	858,616
Thomasville NC Revenue			4.000	05/01/2036	Aa3	500,000	471,860
Wilmington NC Limited Obligation			4.000	06/01/2036	Aa1	230,000	223,608
Wilmington NC Limited Obligation			4.000	06/01/2037	Aa1	170,000	163,411

							20,587,558

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds September 30, 2022

Bond Description			Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
14.48% of Net Assets
Buncombe County NC Limited Obligation			5.000%	06/01/2032	Aa1	$1,500,000	$1,543,243
Buncombe County NC Limited Obligation			5.000	06/01/2034	Aa1	500,000	514,415
Charlotte NC Certificate of Participation			4.000	12/01/2034	Aa1	290,000	297,105
High Point NC Combined Enterprise			5.000	11/01/2039	Aa2	750,000	777,323
Johnston County NC Limited Obligation			4.750	06/01/2033	Aa2	500,000	505,240
NC Eastern Municipal Power Agency			6.000	01/01/2025	Baa2	1,150,000	1,215,780
NC Municipal Power Agency #1 Catawba Electric Revenue			5.000	01/01/2030	A*	500,000	523,445
NC State Capital Facilities Duke University			5.000	10/01/2041	Aa1	1,000,000	1,052,320
New Hanover County NC Hospital Revenue New Hanover Regional Medical	*	*	5.000	10/01/2034	NR	1,500,000	1,623,180
Raleigh NC Limited Obligation			5.000	10/01/2038	Aa1	500,000	509,160
University of NC Charlotte			5.000	04/01/2035	Aa3	595,000	610,768
University of NC Charlotte			5.000	04/01/2038	Aa3	1,000,000	1,026,500
University of NC Charlotte			5.000	04/01/2040	Aa3	2,650,000	2,765,143
University of NC Greensboro			5.000	04/01/2033	Aa3	900,000	922,383
University of NC Greensboro			5.000	04/01/2039	Aa3	2,870,000	2,944,362
Winston Salem NC Limited Obligation			5.000	06/01/2031	Aa1	800,000	809,480
Winston Salem NC Limited Obligation			4.500	06/01/2034	Aa1	500,000	510,465

							18,150,312
MUNICIPAL UTILITY REVENUE BONDS
14.04% of Net Assets
Brunswick County NC Enterprise System Revenue			5.000	04/01/2031	Aa2	500,000	520,745
Brunswick County NC Enterprise System Revenue			4.000	04/01/2039	Aa2	1,000,000	939,970
Brunswick County NC Enterprise System Revenue			3.000	04/01/2046	Aa2	500,000	358,245
Buncombe County NC Metropolitan Sewer District			5.000	07/01/2039	Aaa	550,000	566,720
Cary NC Combined Enterprise System Revenue			4.000	12/01/2042	Aaa	750,000	711,083
Concord NC Utilities System Revenue			4.500	12/01/2034	Aa2	1,000,000	1,020,280
Durham NC Utility System Revenue			3.000	08/01/2042	Aa1	1,250,000	980,475
Fuquay-Varina NC Combined Utilities Revenue			5.000	04/01/2040	Aa2	1,000,000	1,033,040
Gastonia NC Combined Utilities System Revenue			5.000	05/01/2034	Aa2	570,000	593,530
Gastonia NC Combined Utilities System Revenue			5.000	05/01/2035	Aa2	250,000	259,313
Lincoln County NC Enterprise System Revenue			3.000	08/01/2038	AA*	160,000	129,541
Lincoln County NC Enterprise System Revenue			3.000	08/01/2039	AA*	340,000	271,211
Lincoln County NC Enterprise System Revenue			3.000	08/01/2040	AA*	265,000	208,258
Lincoln County NC Enterprise System Revenue			3.000	08/01/2041	AA*	240,000	187,582
Martin County NC Limited Obligation Water and Sewer District			4.750	06/01/2034	A2	1,150,000	1,160,592
NC Municipal Power Agency #1 Catawba Electric Revenue			5.000	01/01/2032	A*	500,000	518,635
Pender County NC Limited Obligation			3.000	06/01/2038	Aa3	490,000	393,147
Pender County NC Limited Obligation			3.000	06/01/2045	Aa3	500,000	359,835
Sampson County NC Water & Sewer District			5.000	06/01/2037	A1	920,000	949,854
Union County NC Enterprise System Revenue			4.000	06/01/2038	Aa2	500,000	480,795
Union County NC Enterprise System Revenue			4.000	06/01/2044	Aa2	1,750,000	1,595,631
Union County NC Enterprise System Revenue			3.000	06/01/2046	Aa2	2,250,000	1,642,140
Union County NC Enterprise System Revenue			3.000	06/01/2051	Aa2	1,000,000	711,410
Wake County NC Industrial Facilities & Pollution Control Duke Energy			4.000	06/01/2041	Aa3	1,260,000	1,122,244
Wilmington NC Storm Water Revenue			5.000	06/01/2035	Aa2	500,000	518,805
Winston Salem NC Water & Sewer System Revenue			3.000	06/01/2046	Aa1	500,000	368,885

							17,601,966
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
12.30% of Net Assets
Appalachian NC State University			4.000	05/01/2033	A1	500,000	500,980
Appalachian NC State University	*	*	5.000	05/01/2036	A1	1,000,000	1,051,630
Iredell County NC Community College			5.000	04/01/2026	Aaa	225,000	225,095
Iredell County NC Community College			5.000	04/01/2027	Aaa	325,000	325,146
NC State Capital Facilities Wake Forest			5.000	01/01/2048	Aa3	315,000	326,148
Scotland County NC			5.000	12/01/2033	A*	250,000	260,728
University of NC at Asheville			4.000	06/01/2036	A2	1,350,000	1,315,211
University of NC at Charlotte Board of Governors			4.000	10/01/2037	Aa3	750,000	707,063
University of NC at Charlotte Board of Governors			4.000	10/01/2040	Aa3	305,000	280,652
University of NC at Charlotte Board of Governors			5.000	10/01/2042	Aa3	250,000	257,915
University of NC at Wilmington			4.000	10/01/2037	Aa3	750,000	703,943
University of NC Chapel Hill Hospitals			4.000	02/01/2037	Aa3	1,000,000	924,570
University of NC Chapel Hill Hospitals			4.000	02/01/2038	Aa3	400,000	366,748
University of NC Charlotte			4.000	10/01/2035	Aa3	250,000	241,138
University of NC Charlotte			4.000	10/01/2036	Aa3	250,000	238,620
University of NC Greensboro			4.000	04/01/2035	Aa3	750,000	737,678
University of NC Greensboro			4.000	04/01/2036	Aa3	500,000	486,755
University of NC Greensboro			5.000	04/01/2038	Aa3	425,000	446,233
University of NC Wilmington			4.000	04/01/2037	Aa3	385,000	363,871
University of NC Wilmington			4.000	04/01/2038	Aa3	405,000	378,699
University of NC Wilmington			4.000	04/01/2039	Aa3	1,380,000	1,280,444
University of NC Wilmington Limited Obligation			5.000	06/01/2033	A1	550,000	569,547

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds September 30, 2022

Bond Description			Coupon	Maturity Date	Rating#	Par Value	Fair Value
University of NC Wilmington Limited Obligation			4.000%	06/01/2034	A1	$500,000	$479,665
University of North Carolina			5.000	10/01/2033	A2	30,000	29,038
Western Carolina NC University			5.000	10/01/2035	Aa3	1,000,000	1,046,440
Western Carolina NC University			5.000	10/01/2043	Aa3	1,000,000	1,031,010
Western Carolina NC University			5.000	10/01/2045	Aa3	825,000	842,969

							15,417,936
REFUNDING BONDS
6.22% of Net Assets
Asheville NC Limited Obligation			3.000	04/01/2041	Aa1	250,000	196,273
Buncombe County NC Limited Obligation	*	*	5.000	06/01/2035	Aa1	1,000,000	1,037,350
Charlotte NC Certificate of Participation			5.000	06/01/2033	Aa1	840,000	849,450
Charlotte NC Certificate of Participation			5.000	06/01/2034	Aa1	750,000	780,533
Chatham County NC			5.000	11/01/2032	Aa2	825,000	867,298
Durham County NC			4.000	06/01/2036	Aaa	225,000	225,252
Monroe NC Limited Obligation			4.000	03/01/2033	Aa3	255,000	253,062
Monroe NC Limited Obligation	*	*	5.000	03/01/2039	Aa3	1,250,000	1,291,560
Rockingham County NC Limited Obligation			5.000	04/01/2027	Aa3	250,000	260,313
Rockingham County NC Limited Obligation			4.500	04/01/2032	Aa3	500,000	508,040
Sampson County NC Limited Obligation			4.000	09/01/2036	A1	1,000,000	934,880
Sampson County NC Limited Obligation			4.000	09/01/2037	A1	500,000	461,740
Union County NC Limited Obligation Refunding			5.000	12/01/2024	Aa1	125,000	129,808

							7,795,559
HOSPITAL AND HEALTHCARE REVENUE BONDS
6.19% of Net Assets
Charlotte Mecklenburg NC Hospital Authority Atrium Health			5.000	01/15/2033	Aa3	210,000	221,567
Charlotte Mecklenburg NC Hospital Authority Atrium Health			5.000	01/15/2036	Aa3	590,000	613,506
Charlotte Mecklenburg NC Hospital Authority Atrium Health			4.000	01/15/2043	Aa3	250,000	218,050
Charlotte Mecklenburg NC Hospital Healthcare System			5.000	01/15/2039	Aa3	1,500,000	1,507,260
NC State Medical Care Commission Health Care Facilities Rex Hospital			5.000	07/01/2033	A2	750,000	769,718
NC State Medical Care Commission Health Care Facilities Rex Hospital			4.000	07/01/2039	A2	550,000	493,262
NC State Medical Care Commission Health Care Facilities Rex Hospital			4.000	07/01/2040	A2	1,750,000	1,562,645
NC State Medical Care Commission Health Care Facilities Vidant Health			5.000	06/01/2040	A2	1,385,000	1,367,312
NC State Medical Care Commission Wake Forest Baptist Hospital			5.000	12/01/2033	A2	1,000,000	1,003,010

							7,756,330
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
3.77% of Net Assets
NC State Grant Anticipation Revenue Vehicle Garvee			5.000	03/01/2030	A2	200,000	206,802
NC State Limited Obligation			4.000	05/01/2035	Aa1	100,000	96,821
NC State Limited Obligation Build NC Bonds			4.000	05/01/2034	Aa1	670,000	671,139
NC State Turnpike Authority			5.000	01/01/2036	AA*	500,000	521,205
NC State Turnpike Authority			5.000	01/01/2038	AA*	2,415,000	2,502,640
NC State Turnpike Authority Triangle Expressway			4.000	01/01/2036	Aa1	250,000	246,195
NC State Turnpike Authority Triangle Expressway			4.000	01/01/2039	Aa1	500,000	476,925

							4,721,727
AIRPORT REVENUE BONDS
3.49% of Net Assets
Charlotte NC Douglas International Airport			5.000	07/01/2030	Aa3	1,095,000	1,123,755
Charlotte NC Douglas International Airport			5.000	07/01/2036	Aa3	250,000	259,503
Charlotte NC Douglas International Airport			4.000	07/01/2036	Aa3	500,000	477,015
Charlotte NC Douglas International Airport			5.000	07/01/2037	Aa3	700,000	724,773
Charlotte NC Douglas International Airport			5.000	07/01/2042	Aa3	1,325,000	1,363,252
Charlotte NC Douglas International Airport			4.000	07/01/2044	Aa3	480,000	431,482

							4,379,780
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
2.53% of Net Assets
Buncombe County NC Limited Obligation			5.000	06/01/2033	Aa1	600,000	625,050
Buncombe County NC Limited Obligation			5.000	06/01/2034	Aa1	365,000	379,673
Charlotte NC Certificate of Participation			5.000	12/01/2029	Aa1	340,000	340,469
Rocky Mount NC Special Obligation			4.500	05/01/2032	Aa3	1,500,000	1,526,790
Wilmington NC Limited Obligation			3.000	06/01/2037	Aa1	370,000	294,701

							3,166,683
Total Investments 98.31% of Net Assets (cost $135,105,586) (See (a) below for further explanation)							$123,262,014

Other assets in excess of liabilities 1.69%							2,115,145

Net Assets 100%							$125,377,159

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated
**	Security is segregated

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds September 30, 2022

(a)	Cost for federal income tax purposes is $135,105,586 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$102,181
Unrealized depreciation	(11,945,753)

Net unrealized depreciation	$(11,843,572)

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.

Level 2 -

Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 -

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2022.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	123,262,014
Level 3	Significant Unobservable Inputs	—

$123,262,014

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds September 30, 2022

Bond Description			Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
24.35% of Net Assets
East Carolina University			5.000%	10/01/2027	Aa3	$250,000	$263,273
Pitt County NC Limited Obligation			5.000	04/01/2027	Aa2	495,000	528,417
University of NC Charlotte			5.000	10/01/2025	Aa3	110,000	115,272
University of NC Charlotte			5.000	04/01/2028	Aa3	250,000	260,618
University of NC Greensboro			5.000	04/01/2026	Aa3	400,000	422,184
University of NC Wilmington			4.000	06/01/2029	A1	750,000	756,336
University of NC Wilmington Limited Obligation			4.000	06/01/2030	A1	200,000	200,736
University of North Carolina at Wilmington			5.000	10/01/2026	Aa3	300,000	317,592
Western Carolina University			5.000	10/01/2025	Aa3	225,000	235,130
Western Carolina University			5.000	06/01/2027	AA*	250,000	262,798

							3,362,356
MUNICIPAL UTILITY REVENUE BONDS
15.03% of Net Assets
Brunswick County NC Enterprise System Revenue	*	*	5.000	04/01/2027	Aa2	250,000	261,048
Cary NC Combined Enterprise Systems			4.000	12/01/2028	Aaa	250,000	256,278
Columbus County NC Limited Obligation			5.000	06/01/2023	A1	355,000	359,040
Monroe NC Limited Obligation			5.000	03/01/2028	Aa3	95,000	100,022
Monroe NC Limited Obligation			5.000	03/01/2029	Aa3	195,000	205,306
NC State Municipal Power Agency #1 Catawba			5.000	01/01/2025	A*	100,000	103,349
NC State Municipal Power Agency #1 Catawba			5.000	01/01/2025	A*	140,000	144,812
NC State Municipal Power Agency #1 Catawba			5.000	01/01/2028	A*	125,000	133,671
NC State Municipal Power Agency #1 Catawba			5.000	01/01/2028	A*	125,000	130,711
Pender County NC Limited Obligation			5.000	06/01/2027	Aa3	100,000	107,118
Pender County NC Limited Obligation			5.000	06/01/2028	Aa3	100,000	108,451
Warren County NC Limited Obligation			5.000	06/01/2027	A1	160,000	166,058

							2,075,864
REFUNDING BONDS
12.91% of Net Assets
Charlotte NC Certificate of Participation			5.000	06/01/2023	Aa1	25,000	25,315
Charlotte NC Certificate of Participation			4.000	06/01/2025	Aa1	100,000	100,469
Charlotte NC Certificate of Participation			5.000	12/01/2025	Aa2	100,000	105,318
North Carolina State Limited Obligation			5.000	05/01/2028	Aa1	295,000	316,824
Raleigh NC Limited Obligation Refunding			5.000	10/01/2023	Aa2	250,000	254,505
Rockingham County NC Limited Obligation	*	*	5.000	04/01/2023	Aa3	250,000	252,203
Rockingham County NC Limited Obligation			4.000	04/01/2024	Aa3	105,000	106,254
Sampson County NC Limited Obligation			5.000	12/01/2023	A1	165,000	167,955
Sampson County NC Limited Obligation			5.000	09/01/2025	A1	125,000	130,475
Sampson County NC Limited Obligation			5.000	09/01/2026	A1	210,000	221,594
Warren County NC Limited Obligation	*	*	5.000	06/01/2023	A1	100,000	101,138

							1,782,050
SCHOOL IMPROVEMENT BONDS
12.72% of Net Assets
Brunswick County NC			5.000	08/01/2028	Aaa	250,000	274,890
Onslow County NC Limted Obligation			5.000	06/01/2023	Aa2	250,000	253,013
Randolph County NC Limited Obligation			5.000	10/01/2025	Aa3	250,000	262,275
Rutherford County NC Limited Obligation			5.000	03/01/2028	A1	75,000	80,892
Rutherford County NC Limited Obligation			5.000	03/01/2029	A1	175,000	190,600
Scotland County NC			5.000	12/01/2025	A*	270,000	281,871
Scotland County NC			5.000	12/01/2026	A*	250,000	263,525
Scotland County NC			5.000	12/01/2027	A*	140,000	148,891

							1,755,957
PUBLIC FACILITIES REVENUE BONDS
10.44% of Net Assets
Buncombe County NC Limited Obligation	*	*	5.000	06/01/2028	Aa1	500,000	523,485
Charlotte NC Certificate of Participation			4.000	12/01/2022	Aa1	170,000	170,056
Greenville NC Limited Obligation			5.000	06/01/2029	AA-*	150,000	163,553
Harnett County NC Limited Obligation			5.000	10/01/2027	Aa3	155,000	165,805
Monroe NC Limited Obligation			5.000	04/01/2026	AA*	265,000	280,868
Surry County NC Limited Obligation			5.000	10/01/2030	Aa3	125,000	137,805

							1,441,572
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
6.59% of Net Assets
North Carolina State Grant Anticipation Revenue			5.000	03/01/2029	A2	200,000	218,190
North Carolina State Grant Anticipation Revenue			5.000	03/01/2029	A2	120,000	124,788
North Carolina State Grant Anticpation Revenue			5.000	03/01/2029	A2	20,000	21,831
North Carolina State Limited Obligation			5.000	05/01/2029	Aa1	225,000	246,355
North Carolina Turnpike Authority			5.000	01/01/2029	A1	285,000	299,096

							910,260
HOSPITAL AND HEALTHCARE REVENUE BONDS
5.00% of Net Assets
Charlotte-Mecklenburg NC Hospital Authority Atrium Health			5.000	01/15/2030	Aa3	250,000	272,257
Charlotte-Mecklenburg NC Hospital Authority Health Care System			5.000	01/15/2028	Aa3	225,000	235,825
NC State Medical Care Commission Health Care Facilities			4.000	06/01/2024	A2	180,000	181,820

							689,902

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds September 30, 2022

Bond Description			Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
3.34% of Net Assets
Davidson County NC Limited Obligation			5.000%	06/01/2028	Aa2	$315,000	$334,470
Winston Salem NC Limited Obligation			5.000	06/01/2023	Aa1	125,000	126,640

							461,110
PREREFUNDED BONDS
2.54% of Net Assets
New Hanover NC Hospital Revenue			5.000	10/01/2028	NR	150,000	161,958
North Carolina State Medical Care Commission Vidant Health			5.000	06/01/2028	A2	180,000	188,172

							350,130
AD VALOREM PROPERTY BONDS
1.85% of Net Assets
Smithville Township NC	*	*	5.000	06/01/2024	Aa2	250,000	255,732

LEASE REVENUE BONDS
.80% of Net Assets
New Hanover County NC Limitied Obligation			5.000	06/01/2029	Aa1	100,000	110,224

AIRPORT REVENUE BONDS
.59% of Net Assets
Charlotte NC Airport			5.000	07/01/2030	Aa3	75,000	81,938

Total Investments 96.16% of Net Assets (cost $13,743,487) (See (a) below for further explanation)							$13,277,095

Other assets in excess of liabilities 3.84%							530,313

Net Assets 100%							$13,807,408

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated
**	Security is segregated
(a)	Cost for federal income tax purposes is $13,743,487 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	56
Unrealized depreciation	(466,448)

Net unrealized depreciation	(466,392)

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.

Level 2 -

Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 -

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2022.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	13,277,095
Level 3	Significant Unobservable Inputs	—

13,277,095

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds September 30, 2022

Bond Description			Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
26.56% of Net Assets
Chattanooga TN Electric Revenue			5.000%	09/01/2035	AA*	$250,000	$260,173
Chattanooga TN Electric Revenue			5.000	09/01/2040	AA*	2,325,000	2,408,491
Clarksville TN Electric System Revenue			4.000	09/01/2034	Aa2	500,000	496,240
Clarksville TN Water Sewer & Gas Revenue			4.000	02/01/2036	Aa2	1,475,000	1,439,155
Clarksville TN Water Sewer & Gas Revenue			4.000	02/01/2038	Aa2	820,000	778,385
Franklin TN Water & Sewer Revenue and Tax Authority			5.000	04/01/2024	Aaa	750,000	770,430
Franklin TN Water & Sewer System Revenue			4.000	02/01/2036	Aa2	250,000	246,178
Hallsdale-Powell TN Utility District			3.000	04/01/2043	AA*	800,000	603,056
Hallsdale-Powell TN Utility District Knox County Water & Sewer			4.000	04/01/2035	AA*	315,000	312,855
Hallsdale-Powell TN Utility District Knox County Water & Sewer			4.000	04/01/2038	AA*	1,000,000	947,840
Harpeth Valley TN Utilities District			5.000	09/01/2034	AA+*	500,000	515,765
Harpeth Valley TN Utilities District			4.000	09/01/2045	AA+*	150,000	133,425
Harpeth Valley TN Utilities District Davidson & Williamson Counties			4.000	09/01/2039	AA+*	500,000	466,095
Knox Chapman TN Utility District			5.000	01/01/2031	AA-*	250,000	259,253
Knox Chapman TN Utility District			5.000	01/01/2033	AA-*	250,000	258,703
Knoxville TN Electric			4.000	07/01/2041	Aa2	750,000	687,630
Memphis TN Gas System Revenue			4.000	12/01/2034	Aa1	775,000	758,144
Memphis TN Gas System Revenue			4.000	12/01/2036	Aa1	800,000	761,616
Memphis TN Gas System Revenue	*	*	4.000	12/01/2037	Aa1	1,310,000	1,242,640
Memphis TN Storm Water System Revenue			5.000	10/01/2038	Aa3	500,000	529,670
Metropolitan Government Nashville & Davidson County Electric			5.000	05/15/2036	AA*	500,000	512,605
Metropolitan Government Nashville & Davidson County Electric			5.000	05/15/2039	AA*	500,000	510,535
Metropolitan Government Nashville & Davidson County Water & Sewer			5.000	07/01/2037	Aa2	250,000	262,585
Portland TN Water & Sewer			4.000	04/01/2040	AA*	750,000	686,993
Watauga River Regional Water Authority TN Waterworks			4.000	07/01/2037	A*	270,000	261,203
West Wilson TN Utility District Waterworks			5.000	06/01/2042	AA*	500,000	531,490
Williamson County Utilities			4.000	09/01/2041	AA*	500,000	461,755

							17,102,910
PREREFUNDED BONDS
23.36% of Net Assets
Bristol TN Electric Revenue			5.000	09/01/2038	AA-*	1,525,000	1,551,032
Gallatin TN Water & Sewer Revenue			5.000	01/01/2032	AA*	235,000	244,424
Memphis TN Electric System Revenue			5.000	12/01/2031	Aa2	225,000	233,413
Memphis TN Electric System Revenue			5.000	12/01/2034	Aa2	1,250,000	1,296,738
Memphis TN General Improvement			5.000	04/01/2034	Aa2	500,000	513,250
Memphis TN General Improvement			5.000	04/01/2039	Aa2	250,000	256,625
Memphis TN Refunding General Improvement			5.000	04/01/2031	Aa2	800,000	821,200
Metropolitan Government Nashville & Davidson County Sports Authority			5.000	08/01/2031	Aa2	1,500,000	1,522,035
Metropolitan Government Nashville & Davidson County Sports Authority			5.000	08/01/2038	Aa2	755,000	766,091
Metropolitan Government Nashville & Davidson County Water & Sewer	*	*	5.000	07/01/2030	Aa2	3,250,000	3,294,231
Metropolitan Government Nashville & Davidson County Water & Sewer	*	*	5.000	07/01/2040	Aa2	1,765,000	1,789,022
Shelby County TN Health Education & Housing Facilities Board Rhodes College			5.000	08/01/2040	A2	650,000	663,559
TN State School Bond Authority Higher Educational Facilities			5.000	11/01/2040	Aa1	2,000,000	2,104,940

							15,056,560
SCHOOL IMPROVEMENT BONDS
12.15% of Net Assets
Coffee County TN			4.000	06/01/2037	AA-*	500,000	476,965
Coffee County TN			4.000	06/01/2041	AA-*	620,000	572,229
Franklin TN Special School District			5.000	06/01/2039	Aa1	250,000	265,548
Johnson City TN			4.000	06/01/2036	Aa2	1,150,000	1,122,699
Montgomery County TN			4.000	04/01/2036	AA*	260,000	253,373
Montgomery County TN			4.000	04/01/2037	AA*	1,920,000	1,846,270
Shelby County TN			5.000	04/01/2037	Aa1	500,000	528,645
Wilson County TN			4.000	04/01/2039	AA+*	1,495,000	1,406,930
Wilson County TN 10th Special School District			4.000	04/01/2033	AA-*	655,000	656,284
Wilson County TN 10th Special School District			4.000	04/01/2037	AA-*	200,000	191,698
Wilson County TN 10th Special School District			4.000	04/01/2039	AA-*	550,000	512,732

							7,833,373
HOSPITAL AND HEALTHCARE REVENUE BONDS
9.82% of Net Assets
Knox County TN Health East Tennessee Children’s Hospital			4.000	11/15/2048	A*	900,000	741,006
Metropolitan Government Nashville & Davidson County TN Health			5.000	07/01/2035	A3	2,500,000	2,545,150
Metropolitan Government Nashville & Davidson County TN Health			5.000	07/01/2040	A3	950,000	955,738
Shelby County TN Health Education & Housing Facilities			5.000	05/01/2036	A1	1,535,000	1,574,741
Shelby County TN Health Education & Housing Facilities - LeBonheur			5.000	05/01/2035	A1	500,000	514,200

							6,330,835
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
8.40% of Net Assets
Germantown TN			3.000	12/01/2050	Aaa	415,000	297,725
Memphis TN			4.000	06/01/2041	Aa2	1,120,000	1,043,011
Metropolitan Government Nashville & Davidson County TN			4.000	07/01/2033	Aa2	1,470,000	1,478,791
Metropolitan Government Nashville & Davidson County TN			4.000	07/01/2034	Aa2	500,000	497,655
Metropolitan Government Nashville & Davidson County TN			4.000	07/01/2036	Aa2	500,000	486,550
TN State Series A			5.000	02/01/2036	Aaa	1,500,000	1,610,850

							5,414,582

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds September 30, 2022

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PUBLIC FACILITIES REVENUE BONDS
4.84% of Net Assets
Hamblen County TN	4.000%	05/01/2039	Aa3	$1,250,000	$1,164,974
Memphis Shelby County TN Industrial Development Board	5.000	11/01/2030	Aa3	1,250,000	1,323,700
Metropolitan Government Nashville & Davidson County Convention Center	5.000	07/01/2026	A1	630,000	630,410

					3,119,084
AIRPORT REVENUE BONDS
4.20% of Net Assets
Memphis Shelby County TN Airport Authority	4.000	07/01/2038	A2	500,000	461,850
Metropolitan Nashville Airport Authority	5.000	07/01/2034	A1	800,000	817,888
Metropolitan Nashville Airport Authority	5.000	07/01/2035	A1	250,000	255,328
Metropolitan Nashville Airport Authority	5.000	07/01/2040	A1	1,160,000	1,172,980

					2,708,046
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
4.19% of Net Assets
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2036	A2	920,000	895,142
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2037	A2	1,030,000	990,838
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2040	A2	875,000	814,573

					2,700,553
REFUNDING BONDS
3.82% of Net Assets
Blount County TN	5.000	06/01/2037	Aa2	1,000,000	1,048,370
Jackson TN Refunding	4.000	06/01/2037	AA*	405,000	388,451
Memphis TN Refunding	5.000	04/01/2033	Aa2	250,000	256,478
Memphis TN Refunding	5.000	04/01/2035	Aa2	250,000	256,478
Memphis TN Refunding	5.000	04/01/2040	Aa2	500,000	512,955

					2,462,732
Total Investments 97.34% of Net Assets (cost $66,394,548) (See (a) below for further explanation)					$62,728,675

Other assets in excess of liabilities 2.66%					1,717,276

Net Assets 100%					$64,445,951

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated
**	Security is segregated
(a)	Cost for federal income tax purposes is $66,394,548 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$91,454
Unrealized depreciation	(3,757,327)

Net unrealized depreciation	$(3,665,873)

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.

Level 2 -

Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 -

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2022.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	62,728,675
Level 3	Significant Unobservable Inputs	—

$62,728,675

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds September 30, 2022

Bond Description		Coupon	Maturity Date	Rating#	Par Value	Fair Value
REFUNDING BONDS
23.80% of Net Assets
Maryville TN		5.000%	06/01/2026	Aa2	$350,000	$371,760
Memphis TN General Improvement *	*	5.000	11/01/2023	Aa2	350,000	356,926
Memphis-Shelby County TN Industrial Development Board		5.000	11/01/2027	Aa3	200,000	212,892
Putnam County TN		4.000	04/01/2025	Aa2	100,000	101,837

						1,043,415
MUNICIPAL UTILITY REVENUE BONDS
23.58% of Net Assets
Chattanooga TN Electric Revenue *	*	5.000	09/01/2023	AA*	250,000	254,175
Hallsdale-Powell TN Utility District		4.000	04/01/2028	AA*	255,000	261,199
Maryville TN		4.000	06/01/2029	Aa2	250,000	256,080
Springfield TN		5.000	06/01/2027	Aa3	245,000	263,206

						1,034,660
PUBLIC FACILITIES REVENUE BONDS
20.02% of Net Assets
Memphis-Shelby County TN Industrial Development Board		5.000	11/01/2024	Aa3	250,000	258,340
Metropolitan Government Nashville & Davidson County TN Sports Authority		5.000	07/01/2023	Aa3	125,000	126,589
Metropolitan Government Nashville & Davidson County TN Sports Authority		5.250	08/01/2024	Aa3	190,000	193,291
Metropolitan Government Nashville & Davidson County TN Sports Authority		5.250	08/01/2025	Aa3	195,000	198,344
Metropolitan Government Nashville & Davidson County TN Sports Authority		5.250	08/01/2026	Aa3	100,000	101,715

						878,279
SCHOOL IMPROVEMENT BONDS
16.04% of Net Assets
Bedford County TN		4.000	04/01/2027	AA*	250,000	255,413
Milan TN Special School District		5.000	03/01/2028	AA*	170,000	183,442
White County TN		4.000	06/01/2027	AA-*	260,000	264,937

						703,792
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
7.50% of Net Assets
Shelby County TN Health Educational & Housing Facilities Rhodes College		4.000	08/01/2025	A2	100,000	101,605
Shelby County TN Health Educational & Housing Facilities Rhodes College		4.000	08/01/2027	A2	225,000	227,639

						329,244
AIRPORT REVENUE BONDS
2.29% of Net Assets
Metropolitan Nashville Airport Authority		4.000	07/01/2023	A1	100,000	100,557

MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
.81% of Net Assets
Selmer TN		4.000	06/01/2025	AA*	35,000	35,584

Total Investments 94.04% of Net Assets (cost $4,230,569) (See (a) below for further explanation)						$4,125,531

Other assets in excess of liabilities 5.96%						261,534

Net Assets 100%						$4,387,065

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated
**	Security is segregated
(a)	Cost for federal income tax purposes is $4,230,569 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$—
Unrealized depreciation	(105,038)

Net unrealized depreciation	$(105,038)

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds September 30, 2022

Level 1 -	Unadjusted quoted prices in active markets for identical securities.

Level 2 -

Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 -

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of September 30, 2022 involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2022.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	4,125,531
Level 3	Significant Unobservable Inputs	—

$4,125,531

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS U.S. Government Securities and Agencies September 30, 2022

Bond Description			Coupon	Maturity Date	Rating#	Par Value	Fair Value
FEDERAL HOME LOAN BANK
62.42% of Net Assets
Federal Home Loan Bank			3.400%	07/19/2024	Aaa	$900,000	$880,744
Federal Home Loan Bank			5.365	09/09/2024	Aaa	1,750,000	1,779,798
Federal Home Loan Bank			4.000	01/22/2025	Aaa	900,000	883,894
Federal Home Loan Bank			3.300	06/09/2025	Aaa	500,000	482,270
Federal Home Loan Bank			3.600	07/18/2025	Aaa	900,000	874,566
Federal Home Loan Bank	^		5.250	10/24/2025	Aaa	650,000	651,099
Federal Home Loan Bank			3.200	06/10/2027	Aaa	250,000	235,401

							5,787,772
FEDERAL FARM CREDIT
30.58% of Net Assets
Federal Farm Credit Bank	*	*	5.250	10/25/2022	Aaa	1,150,000	1,151,531
Federal Farm Credit Bank			5.125	11/28/2022	Aaa	2,000,000	2,006,208
Federal Farm Credit Bank			2.375	08/01/2029	Aaa	1,000,000	890,362

							4,048,101
FREDDIE MAC
4.00% of Net Assets
Federal Home Loan Mortgage Corporation			1.400	07/28/2032	Aaa	500,000	377,335
Federal Home Loan Mortgage Corporation			3.000	06/13/2024	Aaa	500,000	488,759

							866,094
Total Investments 103.61% of Net Assets (cost $11,097,593) (See (a) below for further explanation)							$10,701,967

Liabilities in excess of assets (3.61)%							(373,083)

Net Assets 100%							$10,328,884

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated
**	Security is segregated
^	When-issued security or extended settlement
(a)	Cost for federal income tax purposes is $11,097,593 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$1,553
Unrealized depreciation	(397,179)

Net unrealized depreciation	$(395,626)

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.

Level 2 -

Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 -

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2022.

	Valuation Inputs	Government Agencies
Level 1	Quoted Prices	—
Level 2	Other Significant Observable Inputs	$10,701,967
Level 3	Significant Unobservable Inputs	—

$10,701,967

Securities held by the Intermediate Government Bond Series are valued using market quotations provided by an independent pricing service. If market quotations are not readily available, the pricing service may provide an evaluated price determined by a matrix pricing method, which considers information regarding securities with similar characteristics to determine the evaluation for a security.

DUPREE MUTUAL FUNDS - TAXABLE MUNICIPAL BOND SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS Taxable Municipal Bonds September 30, 2022

Bond Description			Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
26.46% of Net Assets
Cleveland OH Water			3.205%	01/01/2042	Aa2	$250,000	$183,578
Franklin County WA Public Utility District			2.974	09/01/2041	A1	150,000	105,227
Grant County WA Public Utility District			3.336	01/01/2041	Aa3	125,000	93,486
KY State Rural Water Finance Corporation			3.000	08/01/2050	A+*	250,000	163,823
Metropolitan Government Nashville & Davidson County TN Recovery Zone			6.693	07/01/2041	Aa2	200,000	233,885
OK State Municipal Power Authority			6.310	01/01/2040	A2	95,000	104,502
Pigeon Forge TN Build America Recovery Zone			7.125	06/01/2040	AA*	300,000	312,675

							1,197,176
PUBLIC FACILITIES REVENUE BONDS
18.00% of Net Assets
Evanston IL Taxable Corporate Purpose Bonds			4.250	12/01/2038	Aa2	275,000	235,565
Franklin County OH Convention Facilities Build America			6.540	12/01/2036	Aa2	155,000	162,443
Metropolitan Government Nashville & Davidson County TN			7.431	07/01/2043	A1	190,000	216,106
Montgomery AL Community Cooperative District			2.815	11/01/2049	Aa1	200,000	125,222
Rhode Island Convention Center			6.060	05/15/2035	A1	70,000	74,514

							813,850
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
13.85% of Net Assets
Mesa CO State College Auxiliary			5.800	05/15/2040	Aa2	170,000	173,381
Mesa State College CO Auxiliary Facilities Build America			6.746	05/15/2042	Aa2	100,000	113,146
Michigan State University Revenues	*	*	4.496	08/15/2048	Aa2	375,000	339,638

							626,165
STATE AND LOCAL MORTGAGE/HOUSING BONDS
9.17% of Net Assets
TN Housing Development Agency			3.254	01/01/2045	Aa1	130,000	94,520
Uptown Development Authority Texas			3.464	09/01/2040	A1	200,000	148,722
VA State Housing Development Authority			3.230	11/01/2050	Aa1	250,000	171,473

							414,715
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
7.46% of Net Assets
Washoe County NV Highway Revenue			7.969	02/01/2040	Aa3	280,000	337,173

MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
5.70% of Net Assets
KY State Property & Buildings Build America	*	*	5.921	11/01/2030	A1	250,000	257,933

SCHOOL IMPROVEMENT BONDS
5.58% of Net Assets
Jefferson County TN Build America Bonds			6.625	06/01/2040	Aa3	250,000	252,405

MARINA/PORT AUTHORITY REVENUE BONDS
5.23% of Net Assets
Miami Dade County FL Special Obligation			7.500	04/01/2040	Aa3	200,000	236,580

HOSPITAL AND HEALTHCARE REVENUE BONDS
4.50% of Net Assets
Midland County TX Hospital District			6.440	05/15/2039	Aa3	185,000	203,348

AIRPORT REVENUE BONDS
1.84% of Net Assets
Tri Cities TN Airport Authority Revenue			3.625	05/01/2038	Aa2	100,000	83,222

PREREFUNDED BONDS
.54% of Net Assets
Tri Cities TN Airport Authority Revenue			3.625	05/01/2038	NR	25,000	24,373

Total Investments 98.33% of Net Assets (cost $5,105,776) (See (a) below for further explanation)							$4,446,940

Other assets in excess of liabilities 1.67%							75,427

Net Assets 100%							$4,522,367

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated
**	Security is segregated
(a)	Cost for federal income tax purposes is $5,113,972 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	54,302
Unrealized depreciation	(721,334)

Net unrealized depreciation	$(667,032)

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.

Level 2 -

Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 -

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of September 30 2022, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2022.

	Valuation Inputs	Taxable Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	4,446,940
Level 3	Significant Unobservable Inputs	—

$4,446,940

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

KTF	Misc Public Improvmt	49151EU9	266845784
KTF	Misc Public Improvmt	49151E2M	266845784
KTF	Misc Public Improvmt	49151EG8	266845784
KTF	Misc Public Improvmt	49151EQ2	266845784
KTF	Misc Public Improvmt	49151E2K	266845784
KTF	Misc Public Improvmt	49151E7X	266845784
KTF	Misc Public Improvmt	49151E2E	266845784
KTF	Misc Public Improvmt	49151FER	266845784
KTF	Misc Public Improvmt	49151FGL	266845784
KTF	Misc Public Improvmt	49151FET	266845784
KTF	Misc Public Improvmt	491189DS	266845784
KTF	Misc Public Improvmt	49151EK9	266845784
KTF	Misc Public Improvmt	49151FGM	266845784
KTF	Misc Public Improvmt	49151FGN	266845784
KTF	Misc Public Improvmt	49151E8S	266845784
KTF	Misc Public Improvmt	49151E4B	266845784
KTF	Misc Public Improvmt	49151EP8	266845784
KTF	Misc Public Improvmt	49151EXA	266845784
KTF	Misc Public Improvmt	49151FGW	266845784
KTF	Misc Public Improvmt	49151FES	266845784
KTF	Misc Public Improvmt	49151EQ4	266845784
KTF	Misc Public Improvmt	49151FGP	266845784
KTF	Misc Public Improvmt	49151FEU	266845784
KTF	Misc Public Improvmt	49151FEQ	266845784
KTF	Misc Public Improvmt	49151E7V	266845784
KTF	Misc Public Improvmt	706751AR	266845784
KTF	Misc Public Improvmt	49151FGH	266845784
KTF	Misc Public Improvmt	49151E5P	266845784
KTF	Misc Public Improvmt	49151E7W	266845784
KTF	Misc Public Improvmt	49151FDY	266845784
KTF	Misc Public Improvmt	49151FDX	266845784
KTF	Misc Public Improvmt	49151FDW	266845784
KTF	Misc Public Improvmt	491189DM	266845784
KTF	Misc Public Improvmt	49151E7T	266845784
KTF	Misc Public Improvmt	49151E7U	266845784
KTF	Misc Public Improvmt	52908EYS	266845784
KTF	Misc Public Improvmt	49151EMT	266845784
KTF	Misc Public Improvmt	49151EK6	266845784
KTF	Misc Public Improvmt	49151EU7	266845784
KTF	Misc Public Improvmt	491207CX	266845784
KTF	Misc Public Improvmt	491189DU	266845784
KTF	Misc Public Improvmt	491196AX	266845784
KTF	Misc Public Improvmt	491196BA	266845784
KTF	Misc Public Improvmt	49151FGF	266845784
KTF	Misc Public Improvmt	52908EYM	266845784
KTF	Misc Public Improvmt	491196AV	266845784
KTF	Misc Public Improvmt	49151E2J	266845784
KTF	Misc Public Improvmt	49151E2L	266845784
KTF	Misc Public Improvmt	52908EYN	266845784
KTF	Misc Public Improvmt	49151EW4	266845784
KTF	Misc Public Improvmt	49151FJD	266845784
KTF	Misc Public Improvmt	49151FJE	266845784
KTF	Misc Public Improvmt	49151FJA	266845784
KTF	Misc Public Improvmt	49151FHW	266845784
KTF	Misc Public Improvmt	49151FHZ	266845784
KTF	Municipal Utilities	546589RX	137445356
KTF	Municipal Utilities	134041DB	137445356
KTF	Municipal Utilities	546589MY	137445356
KTF	Municipal Utilities	546589PE	137445356
KTF	Municipal Utilities	546589TQ	137445356
KTF	Municipal Utilities	546589LX	137445356
KTF	Municipal Utilities	134041CR	137445356
KTF	Municipal Utilities	665306KV	137445356
KTF	Municipal Utilities	134041CQ	137445356
KTF	Municipal Utilities	665306KB	137445356
KTF	Municipal Utilities	546589LT	137445356
KTF	Municipal Utilities	546589LU	137445356
KTF	Municipal Utilities	546589QS	137445356
KTF	Municipal Utilities	546589VU	137445356
KTF	Municipal Utilities	4913134N	137445356
KTF	Municipal Utilities	546589QU	137445356
KTF	Municipal Utilities	546589UH	137445356
KTF	Municipal Utilities	134041CP	137445356
KTF	Municipal Utilities	546589VT	137445356
KTF	Municipal Utilities	546589VS	137445356
KTF	Municipal Utilities	4913134P	137445356
KTF	Municipal Utilities	546589LY	137445356
KTF	Municipal Utilities	665306JC	137445356
KTF	Municipal Utilities	546589TP	137445356
KTF	Municipal Utilities	49140MN8	137445356
KTF	Municipal Utilities	546589TN	137445356
KTF	Municipal Utilities	546589TM	137445356
KTF	Municipal Utilities	665306HX	137445356
KTF	Municipal Utilities	665306JA	137445356
KTF	Municipal Utilities	665306KU	137445356
KTF	Municipal Utilities	546589TL	137445356
KTF	Municipal Utilities	49140MN9	137445356
KTF	Municipal Utilities	352280EG	137445356
KTF	Municipal Utilities	352280EK	137445356
KTF	Municipal Utilities	352280EJ	137445356
KTF	Municipal Utilities	352280EF	137445356
KTF	Municipal Utilities	352280EE	137445356
KTF	Municipal Utilities	691106FV	137445356
KTF	Municipal Utilities	49140MWW	137445356
KTF	Municipal Utilities	49140MAE	137445356
KTF	Prerefunded	54659RAZ	113410483
KTF	Prerefunded	49151FHU	113410483
KTF	Prerefunded	49151EZU	113410483
KTF	Prerefunded	49119GAW	113410483
KTF	Prerefunded	49151FHT	113410483
KTF	Prerefunded	472904ZA	113410483
KTF	Prerefunded	49119GAY	113410483
KTF	Prerefunded	49151EZP	113410483
KTF	Prerefunded	49151EZR	113410483
KTF	Prerefunded	49151FHQ	113410483
KTF	Prerefunded	472904ZB	113410483
KTF	Prerefunded	49119GBA	113410483
KTF	Prerefunded	49151FHL	113410483
KTF	Prerefunded	472904YY	113410483

KTF	Prerefunded	49151EZW	113410483
KTF	Prerefunded	499422BN	113410483
KTF	Prerefunded	546589TC	113410483
KTF	Prerefunded	54659RAW	113410483
KTF	Prerefunded	49151FHP	113410483
KTF	Prerefunded	491552PR	113410483
KTF	Prerefunded	546593AE	113410483
KTF	Prerefunded	411873NA	113410483
KTF	Prerefunded	134290JV	113410483
KTF	Prerefunded	546589TD	113410483
KTF	Prerefunded	491552PT	113410483
KTF	Prerefunded	546589TB	113410483
KTF	Turnpikes/Toll/Hgwy	491552UX	111281325
KTF	Turnpikes/Toll/Hgwy	491552TH	111281325
KTF	Turnpikes/Toll/Hgwy	491552XU	111281325
KTF	Turnpikes/Toll/Hgwy	491552YE	111281325
KTF	Turnpikes/Toll/Hgwy	491552YD	111281325
KTF	Turnpikes/Toll/Hgwy	491552XA	111281325
KTF	Turnpikes/Toll/Hgwy	491552ZM	111281325
KTF	Turnpikes/Toll/Hgwy	491552XR	111281325
KTF	Turnpikes/Toll/Hgwy	491552RY	111281325
KTF	Turnpikes/Toll/Hgwy	491552UU	111281325
KTF	Turnpikes/Toll/Hgwy	491552WX	111281325
KTF	Turnpikes/Toll/Hgwy	49118NDP	111281325
KTF	Turnpikes/Toll/Hgwy	49118NEH	111281325
KTF	Turnpikes/Toll/Hgwy	491552TF	111281325
KTF	Turnpikes/Toll/Hgwy	491552UW	111281325
KTF	Turnpikes/Toll/Hgwy	491552TK	111281325
KTF	Turnpikes/Toll/Hgwy	491552XB	111281325
KTF	Turnpikes/Toll/Hgwy	49118NCU	111281325
KTF	Turnpikes/Toll/Hgwy	49118NDL	111281325
KTF	Turnpikes/Toll/Hgwy	491552XM	111281325
KTF	Turnpikes/Toll/Hgwy	491552XT	111281325
KTF	Refunding	49151EXF	91399327
KTF	Refunding	49151EYF	91399327
KTF	Refunding	49151EXB	91399327
KTF	Refunding	49151EYA	91399327
KTF	Refunding	49151ESE	91399327
KTF	Refunding	49151FCA	91399327
KTF	Refunding	49151FCB	91399327
KTF	Refunding	49151ESJ	91399327
KTF	Refunding	49151FCP	91399327
KTF	Refunding	49151EYE	91399327
KTF	Univ Con Ed	914378EW	66868147
KTF	Univ Con Ed	914378EV	66868147
KTF	Univ Con Ed	49119GBT	66868147
KTF	Univ Con Ed	914378HF	66868147
KTF	Univ Con Ed	49119GBR	66868147
KTF	Univ Con Ed	103462AY	66868147
KTF	Univ Con Ed	914378EU	66868147
KTF	Univ Con Ed	54675PBN	66868147
KTF	Univ Con Ed	914391C9	66868147
KTF	Univ Con Ed	9585192V	66868147
KTF	Univ Con Ed	914391C7	66868147
KTF	Univ Con Ed	546605AV	66868147
KTF	Univ Con Ed	616640GY	66868147
KTF	Univ Con Ed	958519Y6	66868147
KTF	Univ Con Ed	616640GZ	66868147
KTF	Univ Con Ed	914391C8	66868147
KTF	School Improvements	4729043X	66681064
KTF	School Improvements	4729043W	66681064
KTF	School Improvements	809545VG	66681064
KTF	School Improvements	312432XL	66681064
KTF	School Improvements	472904B6	66681064
KTF	School Improvements	312432UT	66681064
KTF	School Improvements	312432XG	66681064
KTF	School Improvements	312432XK	66681064
KTF	School Improvements	352840QH	66681064
KTF	School Improvements	491089NX	66681064
KTF	School Improvements	518651LX	66681064
KTF	School Improvements	472904E2	66681064
KTF	School Improvements	312432XF	66681064
KTF	School Improvements	312432YV	66681064
KTF	School Improvements	4729045P	66681064
KTF	School Improvements	4729045N	66681064
KTF	School Improvements	4729045K	66681064
KTF	School Improvements	518651MQ	66681064
KTF	School Improvements	4729045J	66681064
KTF	School Improvements	821622JZ	66681064
KTF	School Improvements	411873RP	66681064
KTF	School Improvements	411873RN	66681064
KTF	Hosp and Healthcare	54675QAV	61024803
KTF	Hosp and Healthcare	528921DC	61024803
KTF	Hosp and Healthcare	49126KFM	61024803
KTF	Hosp and Healthcare	54659LAC	61024803
KTF	Hosp and Healthcare	934864AV	61024803
KTF	Hosp and Healthcare	49126KGF	61024803
KTF	Hosp and Healthcare	54675QAX	61024803
KTF	Hosp and Healthcare	49126KGG	61024803
KTF	Hosp and Healthcare	49126PDE	61024803
KTF	Hosp and Healthcare	721164AB	61024803
KTF	Hosp and Healthcare	54659LAU	61024803
KTF	Hosp and Healthcare	54659LAB	61024803
KTF	Hosp and Healthcare	54675QAS	61024803
KTF	Hosp and Healthcare	528921DB	61024803
KTF	Hosp and Healthcare	49126KFL	61024803
KTF	Hosp and Healthcare	528921CX	61024803
KTF	Hosp and Healthcare	49126KGH	61024803
KTF	Hosp and Healthcare	54659LAA	61024803
KTF	Public Facility	977764AV	29737176
KTF	Public Facility	54675TAT	29737176
KTF	Public Facility	352832AX	29737176
KTF	Public Facility	934856BA	29737176
KTF	Public Facility	877015BL	29737176
KTF	Public Facility	76804AAS	29737176
KTF	Public Facility	76804AAR	29737176
KTF	Public Facility	690887HL	29737176
KTF	Public Facility	76804AAQ	29737176
KTF	Public Facility	76804ABP	29737176

KTF	Public Facility	10376CAW	29737176
KTF	Public Facility	76804ABN	29737176
KTF	Public Facility	76804ABM	29737176
KTF	Public Facility	76804ABL	29737176
KTF	Public Facility	76804ABK	29737176
KTF	Public Facility	10376CAV	29737176
KTF	Public Facility	76804ABJ	29737176
KTF	Public Facility	54675TAN	29737176
KTF	Escrow Maturity	472907AR	24167008
KTF	Escrow Maturity	472902HS	24167008
KTF	State/Local Mtg/Hsg	49130TLK	15643916
KTF	State/Local Mtg/Hsg	49130THE	15643916
KTF	State/Local Mtg/Hsg	49127DAF	15643916
KTF	State/Local Mtg/Hsg	49130TDE	15643916
KTF	State/Local Mtg/Hsg	49130TFA	15643916
KTF	State/Local Mtg/Hsg	49130P6Q	15643916
KTF	State/Local Mtg/Hsg	49130MAF	15643916
KTF	State/Local Mtg/Hsg	49130TDF	15643916
KTF	State/Local Mtg/Hsg	392056FS	15643916
KTF	Airport	52908WBD	8011593
KTF	Airport	52908WBC	8011593
KTF	Airport	52908WBB	8011593
KTF	Airport	52908WAZ	8011593
KTF	Airport	52908WAX	8011593
KTF	Miscellaneous Rev	49151FEP	2367406